UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2023

Item 1.

Reports to Stockholders

Fidelity® SAI U.S. Momentum Index Fund

Semi-Annual Report
January 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	5.1
Chevron Corp.	4.7
Eli Lilly & Co.	4.6
Merck & Co., Inc.	4.0
UnitedHealth Group, Inc.	3.8
ConocoPhillips Co.	2.7
AbbVie, Inc.	2.5
PepsiCo, Inc.	2.5
Cigna Corp.	1.7
The Coca-Cola Co.	1.6
33.2

Market Sectors (% of Fund's net assets)

Health Care	31.0
Energy	24.1
Consumer Staples	9.6
Industrials	8.6
Financials	7.5
Consumer Discretionary	5.4
Information Technology	4.9
Utilities	3.7
Materials	2.7
Communication Services	1.8
Real Estate	0.5

Asset Allocation (% of Fund's net assets)

Foreign investments - 3%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.8%
Entertainment - 0.4%
Liberty Media Corp. Liberty Formula One Series C (a)	14,164	1,002,811
Netflix, Inc. (a)	10,497	3,714,468
		4,717,279
Media - 0.1%
Omnicom Group, Inc.	5,712	491,175
Wireless Telecommunication Services - 1.3%
T-Mobile U.S., Inc. (a)	99,166	14,806,475
TOTAL COMMUNICATION SERVICES		20,014,929
CONSUMER DISCRETIONARY - 5.4%
Automobiles - 0.7%
Ford Motor Co.	69,274	935,892
Rivian Automotive, Inc. (a)(b)	7,314	141,892
Tesla, Inc. (a)	41,272	7,149,136
		8,226,920
Distributors - 0.4%
Genuine Parts Co.	26,720	4,484,150
LKQ Corp.	5,339	314,787
		4,798,937
Hotels, Restaurants & Leisure - 0.8%
ARAMARK Holdings Corp.	10,060	447,972
Las Vegas Sands Corp. (a)	25,262	1,490,458
McDonald's Corp.	16,450	4,398,730
Starbucks Corp.	20,234	2,208,339
Wynn Resorts Ltd. (a)	2,554	264,697
		8,810,196
Internet & Direct Marketing Retail - 0.0%
Chewy, Inc. (a)(b)	1,714	77,233
Multiline Retail - 0.9%
Dollar General Corp.	26,955	6,296,688
Dollar Tree, Inc. (a)	25,131	3,774,174
		10,070,862
Specialty Retail - 2.6%
AutoZone, Inc. (a)	3,284	8,009,183
O'Reilly Automotive, Inc. (a)	10,860	8,604,921
Ross Stores, Inc.	18,610	2,199,516
TJX Companies, Inc.	105,399	8,627,962
Tractor Supply Co.	1,760	401,262
Ulta Beauty, Inc. (a)	3,071	1,578,371
		29,421,215
TOTAL CONSUMER DISCRETIONARY		61,405,363
CONSUMER STAPLES - 9.6%
Beverages - 4.8%
Brown-Forman Corp. Class B (non-vtg.)	13,111	872,930
Constellation Brands, Inc. Class A (sub. vtg.)	7,860	1,819,747
Keurig Dr. Pepper, Inc.	28,168	993,767
Molson Coors Beverage Co. Class B	8,470	445,353
Monster Beverage Corp. (a)	34,732	3,614,907
PepsiCo, Inc.	165,451	28,295,430
The Coca-Cola Co.	292,252	17,920,893
		53,963,027
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	28,281	14,455,550
Kroger Co.	28,325	1,264,145
Walmart, Inc.	28,272	4,067,493
		19,787,188
Food Products - 3.0%
Archer Daniels Midland Co.	102,002	8,450,866
Bunge Ltd.	9,089	900,720
Campbell Soup Co.	35,827	1,860,496
Conagra Brands, Inc.	29,096	1,082,080
General Mills, Inc.	120,645	9,453,742
Hormel Foods Corp.	11,890	538,736
Kellogg Co.	34,439	2,361,827
Lamb Weston Holdings, Inc.	13,137	1,312,255
The Hershey Co.	25,151	5,648,915
The J.M. Smucker Co.	14,539	2,221,559
Tyson Foods, Inc. Class A	5,823	382,862
		34,214,058
TOTAL CONSUMER STAPLES		107,964,273
ENERGY - 24.1%
Energy Equipment & Services - 1.6%
Baker Hughes Co. Class A	36,137	1,146,988
Halliburton Co.	115,321	4,753,532
Schlumberger Ltd.	219,516	12,508,022
		18,408,542
Oil, Gas & Consumable Fuels - 22.5%
APA Corp.	52,042	2,307,022
Cheniere Energy, Inc.	51,445	7,860,282
Chesapeake Energy Corp.	7,838	679,711
Chevron Corp.	306,026	53,254,645
ConocoPhillips Co.	248,109	30,237,044
Coterra Energy, Inc.	124,720	3,121,742
Devon Energy Corp.	110,503	6,988,210
Diamondback Energy, Inc.	22,242	3,250,001
EOG Resources, Inc.	89,433	11,827,514
EQT Corp.	66,062	2,158,246
Exxon Mobil Corp.	496,494	57,598,259
Hess Corp.	52,929	7,947,819
HF Sinclair Corp.	15,870	903,003
Kinder Morgan, Inc.	25,910	474,153
Marathon Oil Corp.	125,716	3,453,419
Marathon Petroleum Corp.	105,245	13,526,087
Occidental Petroleum Corp.	196,466	12,729,032
ONEOK, Inc.	14,226	974,196
Ovintiv, Inc.	16,365	805,649
Phillips 66 Co.	59,476	5,963,659
Pioneer Natural Resources Co.	28,971	6,673,470
Targa Resources Corp.	28,196	2,115,264
Texas Pacific Land Corp. (b)	1,467	2,927,912
The Williams Companies, Inc.	154,405	4,978,017
Valero Energy Corp.	75,029	10,506,311
		253,260,667
TOTAL ENERGY		271,669,209
FINANCIALS - 7.5%
Banks - 0.3%
First Citizens Bancshares, Inc.	580	451,054
First Horizon National Corp.	38,412	949,929
M&T Bank Corp.	12,884	2,009,904
		3,410,887
Capital Markets - 1.5%
Ameriprise Financial, Inc.	6,004	2,102,120
Cboe Global Markets, Inc.	1,976	242,811
Charles Schwab Corp.	87,061	6,740,263
FactSet Research Systems, Inc.	2,943	1,244,712
LPL Financial	14,528	3,444,879
NASDAQ, Inc.	7,200	433,368
Raymond James Financial, Inc.	23,036	2,597,770
		16,805,923
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	16,577	5,164,067
Insurance - 5.2%
AFLAC, Inc.	54,841	4,030,814
Allstate Corp.	3,513	451,315
American Financial Group, Inc.	5,486	782,249
Aon PLC	3,727	1,187,720
Arch Capital Group Ltd. (a)	47,015	3,025,415
Arthur J. Gallagher & Co.	32,071	6,276,936
Assurant, Inc.	1,344	178,201
Brown & Brown, Inc.	12,226	715,955
Chubb Ltd.	36,434	8,288,371
Erie Indemnity Co. Class A	5,462	1,334,640
Everest Re Group Ltd.	2,865	1,001,862
Globe Life, Inc.	9,579	1,157,622
Marsh & McLennan Companies, Inc.	33,643	5,884,497
MetLife, Inc.	27,094	1,978,404
Principal Financial Group, Inc.	23,569	2,181,311
Progressive Corp.	101,005	13,772,032
The Travelers Companies, Inc.	17,863	3,413,977
W.R. Berkley Corp.	33,336	2,338,187
Willis Towers Watson PLC	4,418	1,123,011
		59,122,519
TOTAL FINANCIALS		84,503,396
HEALTH CARE - 31.0%
Biotechnology - 8.1%
AbbVie, Inc.	193,044	28,522,251
Alnylam Pharmaceuticals, Inc. (a)	17,949	4,063,654
Amgen, Inc.	51,526	13,005,162
Biogen, Inc. (a)	15,069	4,383,572
BioMarin Pharmaceutical, Inc. (a)	17,672	2,038,465
Gilead Sciences, Inc.	149,483	12,547,603
Horizon Therapeutics PLC (a)	5,972	655,248
Neurocrine Biosciences, Inc. (a)	15,616	1,732,283
Regeneron Pharmaceuticals, Inc. (a)	9,514	7,216,084
Seagen, Inc. (a)	4,059	566,149
Vertex Pharmaceuticals, Inc. (a)	53,258	17,207,660
		91,938,131
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. (a)	60,576	2,801,640
DexCom, Inc. (a)	17,192	1,841,091
Insulet Corp. (a)	3,186	915,402
		5,558,133
Health Care Providers & Services - 11.0%
AmerisourceBergen Corp.	22,679	3,831,844
Cardinal Health, Inc.	54,240	4,190,040
Centene Corp. (a)	59,527	4,538,338
Cigna Corp.	61,445	19,457,788
CVS Health Corp.	89,596	7,904,159
Elevance Health, Inc.	31,301	15,650,187
HCA Holdings, Inc.	5,847	1,491,394
Humana, Inc.	16,008	8,191,294
McKesson Corp.	35,030	13,265,160
Molina Healthcare, Inc. (a)	6,621	2,064,626
UnitedHealth Group, Inc.	86,108	42,984,253
Universal Health Services, Inc. Class B	1,845	273,447
		123,842,530
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	12,047	1,832,108
Pharmaceuticals - 11.2%
Bristol-Myers Squibb Co.	213,036	15,477,065
Eli Lilly & Co.	150,652	51,846,886
Jazz Pharmaceuticals PLC (a)	4,124	646,066
Johnson & Johnson	31,033	5,071,413
Merck & Co., Inc.	425,410	45,693,288
Pfizer, Inc.	172,280	7,607,885
Royalty Pharma PLC	15,458	605,799
		126,948,402
TOTAL HEALTH CARE		350,119,304
INDUSTRIALS - 8.6%
Aerospace & Defense - 3.6%
General Dynamics Corp.	29,663	6,913,259
HEICO Corp. (b)	2,902	496,097
HEICO Corp. Class A	1,580	211,214
Howmet Aerospace, Inc.	17,825	725,299
Huntington Ingalls Industries, Inc.	5,911	1,303,612
L3Harris Technologies, Inc.	4,328	929,741
Lockheed Martin Corp.	29,200	13,527,192
Northrop Grumman Corp.	29,974	13,429,551
Raytheon Technologies Corp.	28,736	2,869,290
		40,405,255
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	9,646	966,240
Building Products - 0.2%
Carlisle Companies, Inc.	5,855	1,468,785
Trane Technologies PLC	3,966	710,390
		2,179,175
Commercial Services & Supplies - 0.9%
Republic Services, Inc.	18,082	2,256,995
Rollins, Inc.	20,697	753,371
Waste Connections, Inc. (United States)	16,017	2,128,659
Waste Management, Inc.	36,009	5,571,673
		10,710,698
Construction & Engineering - 0.3%
Quanta Services, Inc.	24,292	3,696,999
Electrical Equipment - 0.3%
AMETEK, Inc.	9,125	1,322,395
Emerson Electric Co.	13,708	1,236,736
Hubbell, Inc. Class B	4,614	1,056,191
		3,615,322
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	15,982	3,331,927
Machinery - 1.9%
Caterpillar, Inc.	25,289	6,380,162
Cummins, Inc.	10,840	2,705,014
Deere & Co.	16,090	6,803,496
IDEX Corp.	6,470	1,550,730
PACCAR, Inc.	31,921	3,489,285
Snap-On, Inc.	953	237,040
Xylem, Inc.	8,260	859,123
		22,024,850
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	22,446	2,124,289
CoStar Group, Inc. (a)	23,795	1,853,631
Leidos Holdings, Inc.	5,467	540,358
		4,518,278
Road & Rail - 0.1%
Knight-Swift Transportation Holdings, Inc. Class A	2,555	151,001
Old Dominion Freight Lines, Inc.	1,770	589,835
U-Haul Holding Co. (non-vtg.)	1,422	87,865
		828,701
Trading Companies & Distributors - 0.5%
United Rentals, Inc.	2,000	881,900
W.W. Grainger, Inc.	7,186	4,236,003
		5,117,903
TOTAL INDUSTRIALS		97,395,348
INFORMATION TECHNOLOGY - 4.9%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	25,038	3,155,289
Juniper Networks, Inc.	4,291	138,599
Motorola Solutions, Inc.	12,172	3,128,326
		6,422,214
Electronic Equipment & Components - 0.1%
Keysight Technologies, Inc. (a)	7,444	1,335,081
IT Services - 1.9%
Automatic Data Processing, Inc.	57,250	12,927,623
Broadridge Financial Solutions, Inc.	3,047	458,147
EPAM Systems, Inc. (a)	3,311	1,101,404
Gartner, Inc. (a)	6,304	2,131,635
IBM Corp.	15,793	2,127,791
Jack Henry & Associates, Inc.	8,102	1,459,089
Paychex, Inc.	14,009	1,623,083
		21,828,772
Semiconductors & Semiconductor Equipment - 1.2%
Enphase Energy, Inc. (a)	26,227	5,806,133
First Solar, Inc. (a)	12,075	2,144,520
KLA Corp.	2,493	978,453
onsemi (a)	63,546	4,667,454
SolarEdge Technologies, Inc. (a)	1,660	529,756
		14,126,316
Software - 1.1%
Aspen Technology, Inc. (a)	1,567	311,441
Black Knight, Inc. (a)	3,330	201,765
Cadence Design Systems, Inc. (a)	24,357	4,453,190
Fair Isaac Corp. (a)	2,436	1,622,254
Fortinet, Inc. (a)	11,702	612,483
Palo Alto Networks, Inc. (a)(b)	15,903	2,522,852
Synopsys, Inc. (a)	7,000	2,476,250
		12,200,235
TOTAL INFORMATION TECHNOLOGY		55,912,618
MATERIALS - 2.7%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	10,286	3,296,766
Albemarle Corp.	10,006	2,816,189
CF Industries Holdings, Inc.	40,119	3,398,079
Corteva, Inc.	120,996	7,798,192
FMC Corp.	8,777	1,168,482
RPM International, Inc.	11,252	1,011,667
The Mosaic Co.	39,988	1,981,006
		21,470,381
Containers & Packaging - 0.0%
Amcor PLC	32,149	387,717
Metals & Mining - 0.8%
Nucor Corp.	28,883	4,881,805
Steel Dynamics, Inc.	31,035	3,744,062
		8,625,867
TOTAL MATERIALS		30,483,965
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Extra Space Storage, Inc.	4,747	749,219
Gaming & Leisure Properties	4,542	243,270
Host Hotels & Resorts, Inc.	11,294	212,892
Iron Mountain, Inc.	14,136	771,543
VICI Properties, Inc.	82,650	2,824,977
WP Carey, Inc.	4,237	362,391
		5,164,292
UTILITIES - 3.7%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	32,387	3,043,083
Constellation Energy Corp.	70,280	5,999,101
Edison International	23,616	1,627,142
Exelon Corp.	69,480	2,931,361
FirstEnergy Corp.	7,198	294,758
NRG Energy, Inc.	10,177	348,257
PG&E Corp. (a)	187,130	2,975,367
Southern Co.	79,595	5,386,990
Xcel Energy, Inc.	13,355	918,423
		23,524,482
Gas Utilities - 0.1%
Atmos Energy Corp.	14,370	1,689,050
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	68,533	1,878,490
Vistra Corp.	36,354	838,323
		2,716,813
Multi-Utilities - 1.3%
CenterPoint Energy, Inc.	62,425	1,880,241
Consolidated Edison, Inc.	42,395	4,040,667
DTE Energy Co.	4,091	476,070
NiSource, Inc.	19,114	530,414
Sempra Energy	41,398	6,637,341
WEC Energy Group, Inc.	8,248	775,230
		14,339,963
TOTAL UTILITIES		42,270,308
TOTAL COMMON STOCKS (Cost $938,550,035)		1,126,903,005

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $294,373)	300,000	294,368

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e)	883,210	883,387
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f)	4,822,943	4,823,425
TOTAL MONEY MARKET FUNDS (Cost $5,706,812)		5,706,812

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $944,551,220)	1,132,904,185
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(4,025,286)
NET ASSETS - 100.0%	1,128,878,899

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	9	Mar 2023	1,840,500	51,869	51,869

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $112,841.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	4,991,361	74,750,397	78,858,371	38,329	-	-	883,387	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	2,360,785	37,119,570	34,656,930	17,514	-	-	4,823,425	0.0%
Total	7,352,146	111,869,967	113,515,301	55,843	-	-	5,706,812

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	20,014,929	20,014,929	-	-
Consumer Discretionary	61,405,363	61,405,363	-	-
Consumer Staples	107,964,273	107,964,273	-	-
Energy	271,669,209	271,669,209	-	-
Financials	84,503,396	84,503,396	-	-
Health Care	350,119,304	350,119,304	-	-
Industrials	97,395,348	97,395,348	-	-
Information Technology	55,912,618	55,912,618	-	-
Materials	30,483,965	30,483,965	-	-
Real Estate	5,164,292	5,164,292	-	-
Utilities	42,270,308	42,270,308	-	-

U.S. Government and Government Agency Obligations	294,368	-	294,368	-

Money Market Funds	5,706,812	5,706,812	-	-
Total Investments in Securities:	1,132,904,185	1,132,609,817	294,368	-
Derivative Instruments:

Assets
Futures Contracts	51,869	51,869	-	-
Total Assets	51,869	51,869	-	-
Total Derivative Instruments:	51,869	51,869	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	51,869	0
Total Equity Risk	51,869	0
Total Value of Derivatives	51,869	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,762,735) - See accompanying schedule:
Unaffiliated issuers (cost $938,844,408)	$1,127,197,373
Fidelity Central Funds (cost $5,706,812)	5,706,812

Total Investment in Securities (cost $944,551,220)		$1,132,904,185
Receivable for investments sold		78,606,627
Receivable for fund shares sold		175,032
Dividends receivable		904,766
Distributions receivable from Fidelity Central Funds		2,194
Receivable for daily variation margin on futures contracts		28,763
Prepaid expenses		3,594
Total assets		1,212,625,161
Liabilities
Payable for investments purchased	$78,338,773
Payable for fund shares redeemed	436,418
Accrued management fee	93,924
Other payables and accrued expenses	53,722
Collateral on securities loaned	4,823,425
Total Liabilities		83,746,262
Net Assets		$1,128,878,899
Net Assets consist of:
Paid in capital		$1,033,113,213
Total accumulated earnings (loss)		95,765,686
Net Assets		$1,128,878,899
Net Asset Value , offering price and redemption price per share ($1,128,878,899 ÷ 81,476,616 shares)		$13.86

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$34,661,646
Interest		3,848
Income from Fidelity Central Funds (including $17,514 from security lending)		55,843
Total Income		34,721,337
Expenses
Management fee	$1,464,333
Custodian fees and expenses	36,928
Independent trustees' fees and expenses	6,836
Registration fees	30,908
Audit	27,847
Legal	3,857
Interest	42,483
Miscellaneous	11,036
Total Expenses		1,624,228
Net Investment income (loss)		33,097,109
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	113,919,467
Futures contracts	169,972
Total net realized gain (loss)		114,089,439
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(101,876,047)
Futures contracts	(615,371)
Total change in net unrealized appreciation (depreciation)		(102,491,418)
Net gain (loss)		11,598,021
Net increase (decrease) in net assets resulting from operations		$44,695,130
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,097,109	$42,515,461
Net realized gain (loss)	114,089,439	(109,569,656)
Change in net unrealized appreciation (depreciation)	(102,491,418)	(275,243,396)
Net increase (decrease) in net assets resulting from operations	44,695,130	(342,297,591)
Distributions to shareholders	(61,615,588)	(545,772,044)
Share transactions
Proceeds from sales of shares	41,450,493	2,470,011,092
Reinvestment of distributions	60,451,730	528,193,833
Cost of shares redeemed	(3,480,338,243)	(494,759,472)
Net increase (decrease) in net assets resulting from share transactions	(3,378,436,020)	2,503,445,453
Total increase (decrease) in net assets	(3,395,356,478)	1,615,375,818

Net Assets
Beginning of period	4,524,235,377	2,908,859,559
End of period	$1,128,878,899	$4,524,235,377

Other Information
Shares
Sold	3,021,722	172,552,413
Issued in reinvestment of distributions	4,354,609	31,671,872
Redeemed	(250,149,598)	(32,697,591)
Net increase (decrease)	(242,773,267)	171,526,694

Financial Highlights
Fidelity® SAI U.S. Momentum Index Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.95	$19.05	$15.74	$13.77	$13.31	$10.98
Income from Investment Operations
Net investment income (loss) A,B	.16	.19	.10	.19	.20	.15
Net realized and unrealized gain (loss)	.04 C	(1.81)	4.66	2.07	.71 D	2.29
Total from investment operations	.20	(1.62)	4.76	2.26	.91	2.44
Distributions from net investment income	(.29)	(.10)	(.18)	(.22)	(.12)	(.06)
Distributions from net realized gain	-	(3.38)	(1.27)	(.08)	(.33)	(.04)
Total distributions	(.29)	(3.48)	(1.45)	(.29) E	(.45)	(.11) E
Net asset value, end of period	$13.86	$13.95	$19.05	$15.74	$13.77	$13.31
Total Return F,G	1.45% C	(11.06)%	32.98%	16.76%	6.94% D	22.33%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.11% J	.11%	.11%	.11%	.21%	.23%
Expenses net of fee waivers, if any	.11% J	.11%	.11%	.11%	.15%	.15%
Expenses net of all reductions	.11% J	.11%	.11%	.11%	.15%	.15%
Net investment income (loss)	2.23% J	1.25%	.58%	1.36%	1.54%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$1,128,879	$4,524,235	$2,908,860	$1,798,387	$3,655,491	$2,512,747
Portfolio turnover rate K	85% J	138%	128%	163%	161%	153%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.43%.

D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 6.91%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity SAI U.S. Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$191,520,929
Gross unrealized depreciation	(6,363,608)
Net unrealized appreciation (depreciation)	$185,157,321
Tax cost	$947,798,733

The Fund elected to defer to its next fiscal year approximately $192,740,076 of capital losses recognized during the period November 1, 2021 to July 31, 2022.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Momentum Index Fund	1,242,062,737	4,627,697,845
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Momentum Index Fund	Borrower	$60,153,333	2.83%	$42,483

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, FMR reimbursed the Fund $693,014 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI U.S. Momentum Index Fund	$4,833
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Momentum Index Fund	$1,717	$268	$-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Momentum Index Fund	46%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Momentum Index Fund	47%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® SAI U.S. Momentum Index Fund	.11%
Actual		$ 1,000	$ 1,014.50	$ .56
Hypothetical- B		$ 1,000	$ 1,024.65	$ .56

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Momentum Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity and Geode had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one- and three-year periods. No performance peer group information was considered by the Board as Fidelity advised the Board that the peer group, which is created by a third-party provider, includes a number of actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

At its September 2022 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective October 1, 2022) that reduced the sub-advisory fee rate that FMR pays to Geode.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and above the ASPG competitive median for 2021. The Board considered that, when compared to a subset of the ASPG that excludes funds in a fund complex with a unique at-cost service model, the fund would not be above the ASPG competitive median for 2021.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.15% through November 30, 2023.

Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9878818.105
SY1-SANN-0423
Fidelity® Real Estate Index Fund

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Prologis (REIT), Inc.	8.7
American Tower Corp.	7.5
Equinix, Inc.	4.9
Crown Castle International Corp.	4.6
Public Storage	3.5
Simon Property Group, Inc.	3.1
Realty Income Corp.	3.0
Welltower, Inc.	2.5
VICI Properties, Inc.	2.4
Digital Realty Trust, Inc.	2.4
42.6

Top Five REIT Sectors (% of Fund's net assets)

REITs - Diversified	23.3
REITs - Warehouse/Industrial	11.6
REITs - Management/Investment	10.9
REITs - Apartments	10.6
REITs - Storage	7.9

Asset Allocation (% of Fund's net assets)

Foreign investments - 0.2%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 94.6%
REITs - Apartments - 10.6%
American Homes 4 Rent Class A	596,966	20,469,964
Apartment Investment & Management Co. Class A	276,606	2,077,311
AvalonBay Communities, Inc.	266,640	47,312,602
Camden Property Trust (SBI)	193,994	23,902,001
Centerspace	29,818	2,016,293
Equity Residential (SBI)	681,446	43,374,038
Essex Property Trust, Inc.	124,695	28,189,799
Independence Realty Trust, Inc.	435,354	8,197,716
Invitation Homes, Inc.	1,167,660	37,948,950
Mid-America Apartment Communities, Inc.	220,854	36,820,731
UDR, Inc.	607,581	25,876,875
		276,186,280
REITs - Diversified - 23.3%
Alexander & Baldwin, Inc.	133,638	2,675,433
Apartment Income (REIT) Corp.	298,490	11,420,227
Apple Hospitality (REIT), Inc.	414,629	7,351,372
Armada Hoffler Properties, Inc.	134,150	1,701,022
Broadstone Net Lease, Inc.	326,384	5,910,814
Cousins Properties, Inc.	286,860	7,865,701
Crown Castle International Corp.	803,701	119,036,155
Digital Realty Trust, Inc.	543,177	62,258,948
Elme Communities (SBI)	160,644	3,084,365
EPR Properties	143,040	6,076,339
Equinix, Inc. (a)	173,211	127,852,235
Gaming & Leisure Properties	483,074	25,873,443
Gladstone Commercial Corp.	75,324	1,279,755
Gladstone Land Corp.	64,363	1,257,653
Global Net Lease, Inc.	195,687	2,925,521
InvenTrust Properties Corp.	128,720	3,201,266
Lamar Advertising Co. Class A	165,999	17,685,533
Necessity Retail (REIT), Inc./The	251,902	1,720,491
NexPoint Diversified Real Estate Trust	8,080	105,767
NexPoint Residential Trust, Inc.	44,985	2,271,743
One Liberty Properties, Inc.	34,588	833,917
Outfront Media, Inc.	276,087	5,494,131
Potlatch Corp.	155,421	7,607,858
Safehold, Inc.	50,658	1,771,004
SBA Communications Corp. Class A	205,016	60,998,410
Store Capital Corp.	471,815	15,197,161
Uniti Group, Inc.	485,275	3,197,962
VICI Properties, Inc.	1,832,410	62,631,774
Vornado Realty Trust	312,531	7,622,631
WP Carey, Inc.	365,708	31,279,005
		608,187,636
REITs - Health Care - 7.2%
CareTrust (REIT), Inc.	186,250	3,859,100
Community Healthcare Trust, Inc.	47,919	2,054,767
Diversified Healthcare Trust (SBI)	483,669	382,776
Global Medical REIT, Inc.	133,009	1,493,691
Healthcare Trust of America, Inc.	724,129	15,590,497
Healthpeak Properties, Inc.	1,026,145	28,198,465
LTC Properties, Inc.	72,147	2,752,408
Medical Properties Trust, Inc. (a)	1,151,096	14,906,693
Physicians Realty Trust	426,949	6,771,411
Sabra Health Care REIT, Inc.	438,316	5,917,266
Universal Health Realty Income Trust (SBI)	25,413	1,392,887
Ventas, Inc.	757,922	39,267,939
Welltower, Inc.	862,993	64,758,995
		187,346,895
REITs - Health Care Facilities - 0.7%
National Health Investors, Inc.	86,292	5,076,558
Omega Healthcare Investors, Inc.	448,739	13,210,876
		18,287,434
REITs - Hotels - 2.6%
Chatham Lodging Trust	87,081	1,237,421
DiamondRock Hospitality Co.	409,421	3,942,724
Host Hotels & Resorts, Inc.	1,362,555	25,684,162
Park Hotels & Resorts, Inc.	447,237	6,578,856
Pebblebrook Hotel Trust	254,604	4,175,506
RLJ Lodging Trust	317,072	3,985,595
Ryman Hospitality Properties, Inc.	100,094	9,297,732
Service Properties Trust	320,165	2,852,670
Summit Hotel Properties, Inc.	209,613	1,785,903
Sunstone Hotel Investors, Inc.	412,152	4,529,550
Xenia Hotels & Resorts, Inc.	220,641	3,287,551
		67,357,670
REITs - Industrial Buildings - 0.5%
Stag Industrial, Inc.	345,500	12,299,800
REITs - Management/Investment - 10.9%
American Assets Trust, Inc.	97,615	2,778,123
American Tower Corp.	876,754	195,858,076
Empire State Realty Trust, Inc.	271,468	2,264,043
iStar Financial, Inc.	161,504	1,498,757
LXP Industrial Trust (REIT)	545,823	6,304,256
National Retail Properties, Inc.	326,081	15,439,935
Rayonier, Inc.	277,105	10,083,851
UMH Properties, Inc.	104,170	1,866,726
Weyerhaeuser Co.	1,420,807	48,918,385
		285,012,152
REITs - Manufactured Homes - 2.3%
Equity Lifestyle Properties, Inc.	334,787	24,031,011
Sun Communities, Inc.	232,268	36,433,558
		60,464,569
REITs - Office Buildings - 0.1%
Office Properties Income Trust	98,315	1,687,085
REITs - Office Property - 4.8%
Alexandria Real Estate Equities, Inc.	295,651	47,522,942
Boston Properties, Inc.	283,921	21,163,471
Brandywine Realty Trust (SBI)	348,756	2,287,839
City Office REIT, Inc.	81,303	800,022
Corporate Office Properties Trust (SBI)	212,483	5,964,398
Douglas Emmett, Inc.	340,405	5,701,784
Easterly Government Properties, Inc.	169,301	2,749,448
Equity Commonwealth	196,218	5,007,483
Franklin Street Properties Corp.	198,768	612,205
Highwoods Properties, Inc. (SBI)	203,819	6,189,983
Hudson Pacific Properties, Inc.	276,207	3,145,998
JBG SMITH Properties	206,796	4,164,871
Kilroy Realty Corp.	201,241	8,258,931
Orion Office (REIT), Inc.	105,246	1,015,624
Paramount Group, Inc.	330,060	2,128,887
Piedmont Office Realty Trust, Inc. Class A	241,007	2,554,674
SL Green Realty Corp.	123,047	5,063,384
Veris Residential, Inc. (b)	146,489	2,534,260
		126,866,204
REITs - Regional Malls - 3.5%
CBL & Associates Properties, Inc.	24,327	648,315
Simon Property Group, Inc.	624,359	80,205,157
Tanger Factory Outlet Centers, Inc.	200,545	3,832,415
The Macerich Co.	412,297	5,664,961
		90,350,848
REITs - Shopping Centers - 7.2%
Acadia Realty Trust (SBI)	174,513	2,710,187
Alexanders, Inc.	4,035	957,425
Brixmor Property Group, Inc.	568,910	13,386,452
Federal Realty Investment Trust (SBI)	136,260	15,197,078
Kimco Realty Corp.	1,177,565	26,448,110
Kite Realty Group Trust	421,664	9,150,109
Phillips Edison & Co., Inc.	219,962	7,373,126
Realty Income Corp.	1,153,720	78,256,828
Regency Centers Corp.	294,987	19,654,984
Retail Opportunity Investments Corp.	237,959	3,766,891
RPT Realty	164,586	1,724,861
Saul Centers, Inc.	26,660	1,141,315
SITE Centers Corp.	373,381	5,096,651
Urban Edge Properties	227,323	3,580,337
Urstadt Biddle Properties, Inc. Class A	54,484	1,023,210
		189,467,564
REITs - Single Tenant - 1.4%
Agree Realty Corp.	142,516	10,635,969
Essential Properties Realty Trust, Inc.	255,417	6,508,025
Four Corners Property Trust, Inc.	150,862	4,338,791
Getty Realty Corp.	73,389	2,673,561
NETSTREIT Corp. (a)	99,849	2,009,960
Spirit Realty Capital, Inc.	255,373	11,205,767
		37,372,073
REITs - Storage - 7.9%
CubeSmart	430,021	19,690,662
Extra Space Storage, Inc.	256,152	40,428,470
Iron Mountain, Inc.	551,582	30,105,346
Life Storage, Inc.	162,005	17,503,020
National Storage Affiliates Trust	171,744	7,007,155
Public Storage	300,641	91,497,082
		206,231,735
REITs - Warehouse/Industrial - 11.6%
Americold Realty Trust	512,012	16,082,297
EastGroup Properties, Inc.	80,397	13,526,795
First Industrial Realty Trust, Inc.	252,013	13,444,894
Industrial Logistics Properties Trust	143,591	633,236
Plymouth Industrial REIT, Inc.	83,292	1,864,075
Prologis (REIT), Inc.	1,757,106	227,158,660
Rexford Industrial Realty, Inc.	319,427	20,274,032
Terreno Realty Corp.	146,517	9,440,090
		302,424,079
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,469,542,024
Real Estate Management & Development - 5.0%
Diversified Real Estate Activities - 0.1%
The RMR Group, Inc.	27,130	841,573
The St. Joe Co.	63,169	2,975,260
		3,816,833
Real Estate Development - 0.3%
Forestar Group, Inc. (b)	36,293	540,040
Howard Hughes Corp. (b)	72,665	6,212,131
		6,752,171
Real Estate Operating Companies - 0.4%
Digitalbridge Group, Inc.	292,337	4,326,588
FRP Holdings, Inc. (b)	8,209	461,100
Kennedy-Wilson Holdings, Inc.	228,629	4,087,887
WeWork, Inc. (a)(b)	367,099	583,687
		9,459,262
Real Estate Services - 4.2%
Anywhere Real Estate, Inc. (b)	222,676	1,888,292
CBRE Group, Inc. (b)	619,907	53,008,248
Compass, Inc. (b)	469,625	1,887,893
Cushman & Wakefield PLC (b)	282,527	4,076,865
Doma Holdings, Inc. Class A (a)(b)	299,063	212,335
Douglas Elliman, Inc.	154,513	720,031
eXp World Holdings, Inc. (a)	142,627	2,223,555
Jones Lang LaSalle, Inc. (b)	92,405	17,082,912
Marcus & Millichap, Inc.	46,486	1,684,653
Newmark Group, Inc.	315,647	2,705,095
Offerpad Solutions, Inc. (a)(b)	146,122	134,067
Opendoor Technologies, Inc. (a)(b)	820,175	1,796,183
RE/MAX Holdings, Inc.	33,947	774,331
Redfin Corp. (a)(b)	199,586	1,492,903
Zillow Group, Inc.:
Class A (b)	104,750	4,500,060
Class C (a)(b)	320,508	14,169,659
		108,357,082
REITs - Shopping Centers - 0.0%
Seritage Growth Properties (a)(b)	68,202	828,654
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		129,214,002
TOTAL COMMON STOCKS (Cost $2,314,809,012)		2,598,756,026

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $588,746)	600,000	588,736

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e)	4,507,136	4,508,037
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f)	24,224,957	24,227,380
TOTAL MONEY MARKET FUNDS (Cost $28,735,417)		28,735,417

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $2,344,133,175)	2,628,080,179
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(19,013,612)
NET ASSETS - 100.0%	2,609,066,567

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	105	Mar 2023	3,784,200	225,486	225,486
CME E-mini S&P MidCap 400 Index Contracts (United States)	24	Mar 2023	6,390,960	160,204	160,204

TOTAL FUTURES CONTRACTS					385,690
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $535,749.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	10,489,960	193,488,543	199,470,466	74,248	-	-	4,508,037	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	21,330,991	93,695,064	90,798,675	47,544	-	-	24,227,380	0.1%
Total	31,820,951	287,183,607	290,269,141	121,792	-	-	28,735,417

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	2,598,756,026	2,598,756,026	-	-

U.S. Treasury Obligations	588,736	-	588,736	-

Money Market Funds	28,735,417	28,735,417	-	-
Total Investments in Securities:	2,628,080,179	2,627,491,443	588,736	-
Derivative Instruments:

Assets
Futures Contracts	385,690	385,690	-	-
Total Assets	385,690	385,690	-	-
Total Derivative Instruments:	385,690	385,690	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	385,690	0
Total Equity Risk	385,690	0
Total Value of Derivatives	385,690	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,740,413) - See accompanying schedule:
Unaffiliated issuers (cost $2,315,397,758)	$2,599,344,762
Fidelity Central Funds (cost $28,735,417)	28,735,417

Total Investment in Securities (cost $2,344,133,175)		$2,628,080,179
Receivable for fund shares sold		4,773,067
Dividends receivable		2,364,345
Distributions receivable from Fidelity Central Funds		18,582
Receivable for daily variation margin on futures contracts		151,789
Total assets		2,635,387,962
Liabilities
Payable for fund shares redeemed	$1,958,805
Accrued management fee	145,246
Collateral on securities loaned	24,217,344
Total Liabilities		26,321,395
Net Assets		$2,609,066,567
Net Assets consist of:
Paid in capital		$2,516,070,718
Total accumulated earnings (loss)		92,995,849
Net Assets		$2,609,066,567
Net Asset Value , offering price and redemption price per share ($2,609,066,567 ÷ 162,527,892 shares)		$16.05

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$36,829,374
Interest		5,245
Income from Fidelity Central Funds (including $47,544 from security lending)		121,792
Total Income		36,956,411
Expenses
Management fee	$870,868
Independent trustees' fees and expenses	4,839
Interest	20,651
Total expenses before reductions	896,358
Expense reductions	(1,594)
Total expenses after reductions		894,764
Net Investment income (loss)		36,061,647
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,848,837)
Futures contracts	57,760
Total net realized gain (loss)		(5,791,077)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(187,738,092)
Futures contracts	(441,828)
Total change in net unrealized appreciation (depreciation)		(188,179,920)
Net gain (loss)		(193,970,997)
Net increase (decrease) in net assets resulting from operations		$(157,909,350)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,061,647	$73,299,104
Net realized gain (loss)	(5,791,077)	14,185,832
Change in net unrealized appreciation (depreciation)	(188,179,920)	(218,840,191)
Net increase (decrease) in net assets resulting from operations	(157,909,350)	(131,355,255)
Distributions to shareholders	(61,053,536)	(42,077,828)
Share transactions
Proceeds from sales of shares	320,611,951	892,386,902
Reinvestment of distributions	53,473,562	37,344,832
Cost of shares redeemed	(420,052,867)	(821,916,537)
Net increase (decrease) in net assets resulting from share transactions	(45,967,354)	107,815,197
Total increase (decrease) in net assets	(264,930,240)	(65,617,886)

Net Assets
Beginning of period	2,873,996,807	2,939,614,693
End of period	$2,609,066,567	$2,873,996,807

Other Information
Shares
Sold	21,238,692	48,869,785
Issued in reinvestment of distributions	3,452,748	1,946,305
Redeemed	(27,073,370)	(45,350,781)
Net increase (decrease)	(2,381,930)	5,465,309

Financial Highlights
Fidelity® Real Estate Index Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$17.43	$18.44	$13.58	$16.82	$15.76	$15.70
Income from Investment Operations
Net investment income (loss) A,B	.22	.44	.39	.51	.53	.46
Net realized and unrealized gain (loss)	(1.22)	(1.19)	4.88	(3.15)	1.13	.13
Total from investment operations	(1.00)	(.75)	5.27	(2.64)	1.66	.59
Distributions from net investment income	(.38)	(.26)	(.41)	(.47)	(.50)	(.44)
Distributions from net realized gain	-	-	-	(.13)	(.10)	(.09)
Total distributions	(.38)	(.26)	(.41)	(.60)	(.60)	(.53)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$16.05	$17.43	$18.44	$13.58	$16.82	$15.76
Total Return D,E	(5.65)%	(4.21)%	39.73%	(16.34)%	10.84%	3.90%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.07% H	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07% H	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07% H	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.89% H	2.45%	2.53%	3.32%	3.33%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$2,609,067	$2,873,997	$2,939,615	$2,082,589	$2,256,495	$380,099
Portfolio turnover rate I	8% H	10%	44%	26%	10%	6%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$494,762,757
Gross unrealized depreciation	(226,143,921)
Net unrealized appreciation (depreciation)	$268,618,836
Tax cost	$2,359,847,033

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(67,548,644)
Long-term	(102,170,750)
Total capital loss carryforward	$(169,719,394)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Index Fund	97,849,722	137,462,140

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Real Estate Index Fund	Borrower	$18,398,750	3.37%	$20,651

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Real Estate Index Fund	$4,794	$1,866	$-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,594.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® Real Estate Index Fund	.07%
Actual		$ 1,000	$ 943.50	$ .34
Hypothetical- B		$ 1,000	$ 1,024.85	$ .36

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity and Geode had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

I nvestment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods. No performance peer group information was considered by the Board as Fidelity advised the Board that the peer group, which is created by a third-party provider, includes a number of actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

At its September 2022 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective October 1, 2022) that reduced the sub-advisory fee rate that FMR pays to Geode.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2021.

Fees Charged to Other Clients . The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.929346.111
URX-I-SANN-0423
Fidelity® SAI U.S. Large Cap Index Fund

Semi-Annual Report
January 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
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Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	6.3
Microsoft Corp.	5.4
Amazon.com, Inc.	2.7
Alphabet, Inc. Class A	1.7
Berkshire Hathaway, Inc. Class B	1.6
Alphabet, Inc. Class C	1.6
NVIDIA Corp.	1.4
Exxon Mobil Corp.	1.4
UnitedHealth Group, Inc.	1.4
Tesla, Inc.	1.4
24.9

Market Sectors (% of Fund's net assets)

Information Technology	26.4
Health Care	14.6
Financials	11.7
Consumer Discretionary	10.6
Industrials	8.3
Communication Services	7.8
Consumer Staples	6.7
Energy	5.0
Utilities	2.9
Materials	2.8
Real Estate	2.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.4%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	2,369,087	48,258,302
Lumen Technologies, Inc. (a)	318,567	1,672,477
Verizon Communications, Inc.	1,395,953	58,029,766
		107,960,545
Entertainment - 1.5%
Activision Blizzard, Inc.	236,716	18,125,344
Electronic Arts, Inc.	87,175	11,217,679
Live Nation Entertainment, Inc. (b)	47,476	3,821,343
Netflix, Inc. (b)	147,933	52,347,571
Take-Two Interactive Software, Inc. (b)	52,459	5,939,933
The Walt Disney Co. (b)	606,024	65,747,544
Warner Bros Discovery, Inc. (b)	734,639	10,887,350
		168,086,764
Interactive Media & Services - 4.3%
Alphabet, Inc.:
Class A (b)	1,985,500	196,246,820
Class C (b)	1,760,131	175,784,283
Match Group, Inc. (b)	92,846	5,024,826
Meta Platforms, Inc. Class A (b)	747,500	111,355,075
		488,411,004
Media - 0.8%
Charter Communications, Inc. Class A (b)	35,705	13,721,789
Comcast Corp. Class A	1,434,026	56,428,923
DISH Network Corp. Class A (b)	82,822	1,191,809
Fox Corp.:
Class A	100,285	3,403,673
Class B	46,556	1,475,825
Interpublic Group of Companies, Inc.	129,423	4,718,763
News Corp.:
Class A	127,654	2,586,270
Class B	38,569	788,350
Omnicom Group, Inc.	67,840	5,833,562
Paramount Global Class B (a)	167,846	3,887,313
		94,036,277
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (b)	198,502	29,638,334
TOTAL COMMUNICATION SERVICES		888,132,924
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.1%
Aptiv PLC (b)	90,089	10,188,165
BorgWarner, Inc.	77,733	3,675,216
		13,863,381
Automobiles - 1.7%
Ford Motor Co.	1,312,931	17,737,698
General Motors Co.	472,264	18,569,420
Tesla, Inc. (b)	892,242	154,554,159
		190,861,277
Distributors - 0.2%
Genuine Parts Co.	46,839	7,860,521
LKQ Corp.	84,489	4,981,471
Pool Corp.	12,978	5,004,447
		17,846,439
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc. (b)	12,895	31,387,720
Caesars Entertainment, Inc. (b)	71,202	3,706,776
Carnival Corp. (a)(b)	332,375	3,596,298
Chipotle Mexican Grill, Inc. (b)	9,216	15,173,038
Darden Restaurants, Inc.	40,697	6,021,935
Domino's Pizza, Inc.	11,743	4,145,279
Expedia, Inc. (b)	50,082	5,724,373
Hilton Worldwide Holdings, Inc.	89,938	13,049,104
Las Vegas Sands Corp. (b)	109,251	6,445,809
Marriott International, Inc. Class A	89,457	15,581,620
McDonald's Corp.	243,482	65,107,087
MGM Resorts International	105,719	4,377,824
Norwegian Cruise Line Holdings Ltd. (a)(b)	139,297	2,118,707
Royal Caribbean Cruises Ltd. (a)(b)	72,975	4,738,997
Starbucks Corp.	381,605	41,648,370
Wynn Resorts Ltd. (b)	34,287	3,553,505
Yum! Brands, Inc.	93,654	12,222,784
		238,599,226
Household Durables - 0.4%
D.R. Horton, Inc.	103,950	10,258,826
Garmin Ltd.	51,039	5,046,736
Lennar Corp. Class A	84,601	8,663,142
Mohawk Industries, Inc. (b)	17,566	2,108,974
Newell Brands, Inc.	125,713	2,006,379
NVR, Inc. (b)	1,001	5,275,270
PulteGroup, Inc.	75,625	4,302,306
Whirlpool Corp.	18,155	2,824,736
		40,486,369
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. (b)	2,950,367	304,271,349
eBay, Inc.	180,403	8,929,949
Etsy, Inc. (b)	41,813	5,752,633
		318,953,931
Leisure Products - 0.0%
Hasbro, Inc.	43,304	2,562,298
Multiline Retail - 0.5%
Dollar General Corp.	74,985	17,516,496
Dollar Tree, Inc. (b)	69,976	10,508,996
Target Corp.	153,004	26,338,109
		54,363,601
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	19,964	3,040,118
AutoZone, Inc. (b)	6,310	15,389,144
Bath & Body Works, Inc.	75,915	3,492,849
Best Buy Co., Inc.	66,652	5,913,365
CarMax, Inc. (a)(b)	52,441	3,694,468
Lowe's Companies, Inc.	206,335	42,969,264
O'Reilly Automotive, Inc. (b)	20,801	16,481,672
Ross Stores, Inc.	115,375	13,636,171
The Home Depot, Inc.	340,309	110,317,969
TJX Companies, Inc.	385,965	31,595,095
Tractor Supply Co.	36,720	8,371,793
Ulta Beauty, Inc. (b)	17,026	8,750,683
		263,652,591
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	418,805	53,326,441
Ralph Lauren Corp.	13,580	1,681,883
Tapestry, Inc.	79,942	3,642,957
VF Corp.	109,596	3,390,900
		62,042,181
TOTAL CONSUMER DISCRETIONARY		1,203,231,294
CONSUMER STAPLES - 6.7%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	60,786	4,047,132
Constellation Brands, Inc. Class A (sub. vtg.)	53,964	12,493,745
Keurig Dr. Pepper, Inc.	282,463	9,965,295
Molson Coors Beverage Co. Class B	62,404	3,281,202
Monster Beverage Corp. (b)	126,609	13,177,465
PepsiCo, Inc.	457,976	78,323,056
The Coca-Cola Co.	1,293,804	79,336,061
		200,623,956
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	147,129	75,203,517
Kroger Co.	216,499	9,662,350
Sysco Corp.	168,449	13,048,060
Walgreens Boots Alliance, Inc.	238,638	8,796,197
Walmart, Inc.	469,177	67,500,495
		174,210,619
Food Products - 1.1%
Archer Daniels Midland Co.	182,597	15,128,161
Campbell Soup Co.	66,710	3,464,250
Conagra Brands, Inc.	159,388	5,927,640
General Mills, Inc.	197,275	15,458,469
Hormel Foods Corp.	96,193	4,358,505
Kellogg Co.	85,133	5,838,421
Lamb Weston Holdings, Inc.	47,804	4,775,142
McCormick & Co., Inc. (non-vtg.)	83,306	6,257,947
Mondelez International, Inc.	453,959	29,707,077
The Hershey Co.	48,843	10,970,138
The J.M. Smucker Co.	35,463	5,418,746
The Kraft Heinz Co.	264,655	10,726,467
Tyson Foods, Inc. Class A	96,276	6,330,147
		124,361,110
Household Products - 1.4%
Church & Dwight Co., Inc.	81,050	6,553,703
Colgate-Palmolive Co.	277,610	20,690,273
Kimberly-Clark Corp.	112,163	14,582,312
Procter & Gamble Co.	787,733	112,157,425
The Clorox Co.	41,040	5,938,078
		159,921,791
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	76,882	21,302,465
Tobacco - 0.7%
Altria Group, Inc.	595,706	26,830,598
Philip Morris International, Inc.	515,307	53,715,602
		80,546,200
TOTAL CONSUMER STAPLES		760,966,141
ENERGY - 5.0%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	332,931	10,567,230
Halliburton Co.	301,866	12,442,917
Schlumberger Ltd.	471,377	26,859,061
		49,869,208
Oil, Gas & Consumable Fuels - 4.6%
APA Corp.	107,048	4,745,438
Chevron Corp.	591,352	102,907,075
ConocoPhillips Co.	414,205	50,479,163
Coterra Energy, Inc.	262,028	6,558,561
Devon Energy Corp.	217,269	13,740,092
Diamondback Energy, Inc.	58,489	8,546,413
EOG Resources, Inc.	195,249	25,821,680
EQT Corp.	121,992	3,985,479
Exxon Mobil Corp.	1,368,983	158,815,718
Hess Corp.	92,239	13,850,608
Kinder Morgan, Inc.	657,541	12,033,000
Marathon Oil Corp.	211,236	5,802,653
Marathon Petroleum Corp.	155,778	20,020,589
Occidental Petroleum Corp.	241,699	15,659,678
ONEOK, Inc.	148,582	10,174,895
Phillips 66 Co.	157,093	15,751,715
Pioneer Natural Resources Co.	78,975	18,191,891
Targa Resources Corp.	75,320	5,650,506
The Williams Companies, Inc. (a)	404,888	13,053,589
Valero Energy Corp.	128,144	17,944,004
		523,732,747
TOTAL ENERGY		573,601,955
FINANCIALS - 11.7%
Banks - 3.9%
Bank of America Corp.	2,320,122	82,317,929
Citigroup, Inc.	643,839	33,621,273
Citizens Financial Group, Inc.	163,670	7,090,184
Comerica, Inc.	43,493	3,188,472
Fifth Third Bancorp	228,121	8,278,511
First Republic Bank	60,806	8,566,349
Huntington Bancshares, Inc.	479,394	7,272,407
JPMorgan Chase & Co.	975,052	136,468,278
KeyCorp	310,319	5,955,022
M&T Bank Corp.	57,369	8,949,564
PNC Financial Services Group, Inc.	134,063	22,178,042
Regions Financial Corp.	310,522	7,309,688
Signature Bank	20,967	2,703,695
SVB Financial Group (b)	19,657	5,945,063
Truist Financial Corp.	441,005	21,781,237
U.S. Bancorp	449,438	22,382,012
Wells Fargo & Co.	1,266,682	59,369,385
Zions Bancorp NA	49,839	2,649,441
		446,026,552
Capital Markets - 3.2%
Ameriprise Financial, Inc.	35,374	12,385,145
Bank of New York Mellon Corp.	244,511	12,364,921
BlackRock, Inc. Class A	49,930	37,907,355
Cboe Global Markets, Inc.	35,254	4,332,012
Charles Schwab Corp.	507,043	39,255,269
CME Group, Inc.	119,578	21,124,649
FactSet Research Systems, Inc.	12,678	5,362,033
Franklin Resources, Inc. (a)	94,619	2,952,113
Goldman Sachs Group, Inc.	112,571	41,179,598
Intercontinental Exchange, Inc.	185,676	19,969,454
Invesco Ltd.	151,598	2,806,079
MarketAxess Holdings, Inc.	12,478	4,540,120
Moody's Corp.	52,376	16,904,354
Morgan Stanley	438,236	42,653,510
MSCI, Inc.	26,582	14,129,928
NASDAQ, Inc.	112,684	6,782,450
Northern Trust Corp.	69,280	6,718,082
Raymond James Financial, Inc.	64,349	7,256,637
S&P Global, Inc.	110,697	41,504,733
State Street Corp.	121,980	11,140,433
T. Rowe Price Group, Inc.	74,285	8,651,974
		359,920,849
Consumer Finance - 0.6%
American Express Co.	198,711	34,760,515
Capital One Financial Corp.	126,867	15,097,173
Discover Financial Services	90,797	10,598,734
Synchrony Financial	149,904	5,505,974
		65,962,396
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (b)	598,938	186,581,166
Insurance - 2.4%
AFLAC, Inc.	188,075	13,823,513
Allstate Corp.	88,164	11,326,429
American International Group, Inc.	246,910	15,609,650
Aon PLC	68,760	21,912,437
Arch Capital Group Ltd. (b)	122,940	7,911,189
Arthur J. Gallagher & Co.	70,088	13,717,623
Assurant, Inc.	17,596	2,333,054
Brown & Brown, Inc.	78,313	4,586,009
Chubb Ltd.	137,966	31,385,885
Cincinnati Financial Corp.	52,284	5,915,935
Everest Re Group Ltd.	13,015	4,551,215
Globe Life, Inc.	30,047	3,631,180
Hartford Financial Services Group, Inc.	105,706	8,203,843
Lincoln National Corp.	50,869	1,802,289
Loews Corp.	65,447	4,023,682
Marsh & McLennan Companies, Inc.	164,887	28,840,385
MetLife, Inc.	219,095	15,998,317
Principal Financial Group, Inc.	75,614	6,998,076
Progressive Corp.	194,490	26,518,712
Prudential Financial, Inc.	122,346	12,838,989
The Travelers Companies, Inc.	77,893	14,886,910
W.R. Berkley Corp.	68,069	4,774,360
Willis Towers Watson PLC	35,980	9,145,756
		270,735,438
TOTAL FINANCIALS		1,329,226,401
HEALTH CARE - 14.6%
Biotechnology - 2.3%
AbbVie, Inc.	587,871	86,857,940
Amgen, Inc.	177,369	44,767,936
Biogen, Inc. (b)	47,868	13,924,801
Gilead Sciences, Inc.	416,926	34,996,768
Incyte Corp. (b)	61,458	5,232,534
Moderna, Inc. (b)	109,827	19,336,142
Regeneron Pharmaceuticals, Inc. (b)	35,596	26,998,498
Vertex Pharmaceuticals, Inc. (b)	85,327	27,569,154
		259,683,773
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	579,593	64,074,006
Align Technology, Inc. (b)	24,148	6,513,440
Baxter International, Inc.	167,585	7,656,959
Becton, Dickinson & Co.	94,802	23,910,960
Boston Scientific Corp. (b)	476,121	22,020,596
Dentsply Sirona, Inc.	71,571	2,635,960
DexCom, Inc. (b)	128,400	13,750,356
Edwards Lifesciences Corp. (b)	205,513	15,762,847
GE HealthCare Technologies, Inc. (b)	121,075	8,417,134
Hologic, Inc. (b)	82,975	6,751,676
IDEXX Laboratories, Inc. (b)	27,530	13,228,165
Intuitive Surgical, Inc. (b)	117,473	28,861,941
Medtronic PLC	441,830	36,976,753
ResMed, Inc.	48,692	11,119,792
STERIS PLC	33,182	6,852,415
Stryker Corp.	111,961	28,416,821
Teleflex, Inc.	15,589	3,794,674
The Cooper Companies, Inc.	16,419	5,729,082
Zimmer Biomet Holdings, Inc.	69,753	8,882,347
		315,355,924
Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	53,823	9,093,934
Cardinal Health, Inc.	87,126	6,730,484
Centene Corp. (b)	188,232	14,350,808
Cigna Corp.	101,631	32,183,489
CVS Health Corp.	436,788	38,533,437
DaVita HealthCare Partners, Inc. (b)	18,140	1,494,555
Elevance Health, Inc.	79,390	39,694,206
HCA Holdings, Inc.	70,486	17,978,864
Henry Schein, Inc. (b)	45,044	3,880,541
Humana, Inc.	42,083	21,533,871
Laboratory Corp. of America Holdings	29,451	7,425,186
McKesson Corp.	47,129	17,846,810
Molina Healthcare, Inc. (b)	19,424	6,056,986
Quest Diagnostics, Inc.	37,898	5,627,095
UnitedHealth Group, Inc.	310,596	155,046,417
Universal Health Services, Inc. Class B	21,324	3,160,430
		380,637,113
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	98,406	14,965,584
Bio-Rad Laboratories, Inc. Class A (b)	7,142	3,338,599
Bio-Techne Corp.	52,164	4,155,384
Charles River Laboratories International, Inc. (b)	16,911	4,113,601
Danaher Corp.	217,790	57,579,320
Illumina, Inc. (b)	52,294	11,201,375
IQVIA Holdings, Inc. (b)	61,743	14,164,462
Mettler-Toledo International, Inc. (b)	7,410	11,358,937
PerkinElmer, Inc.	41,989	5,774,747
Thermo Fisher Scientific, Inc.	130,373	74,355,633
Waters Corp. (b)	19,745	6,487,812
West Pharmaceutical Services, Inc.	24,608	6,535,885
		214,031,339
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	706,748	51,345,242
Catalent, Inc. (b)	59,720	3,198,006
Eli Lilly & Co.	262,160	90,222,364
Johnson & Johnson	869,096	142,027,668
Merck & Co., Inc.	842,794	90,524,504
Organon & Co.	84,774	2,554,241
Pfizer, Inc.	1,865,938	82,399,822
Viatris, Inc.	403,703	4,909,028
Zoetis, Inc. Class A	154,931	25,639,531
		492,820,406
TOTAL HEALTH CARE		1,662,528,555
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.8%
General Dynamics Corp.	74,825	17,438,715
Howmet Aerospace, Inc.	122,553	4,986,682
Huntington Ingalls Industries, Inc.	13,255	2,923,258
L3Harris Technologies, Inc.	63,285	13,594,884
Lockheed Martin Corp.	77,529	35,916,085
Northrop Grumman Corp.	48,090	21,546,244
Raytheon Technologies Corp.	488,667	48,793,400
Textron, Inc.	69,490	5,062,347
The Boeing Co. (b)	186,232	39,667,416
TransDigm Group, Inc.	17,172	12,325,203
		202,254,234
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	39,101	3,916,747
Expeditors International of Washington, Inc.	52,945	5,726,002
FedEx Corp.	79,576	15,426,603
United Parcel Service, Inc. Class B	242,587	44,934,390
		70,003,742
Airlines - 0.2%
Alaska Air Group, Inc. (b)	42,351	2,174,300
American Airlines Group, Inc. (b)	215,945	3,485,352
Delta Air Lines, Inc. (b)	213,078	8,331,350
Southwest Airlines Co.	197,310	7,057,779
United Airlines Holdings, Inc. (b)	108,816	5,327,631
		26,376,412
Building Products - 0.5%
A.O. Smith Corp.	42,267	2,861,476
Allegion PLC	29,169	3,428,816
Carrier Global Corp.	277,919	12,653,652
Johnson Controls International PLC	228,911	15,925,338
Masco Corp.	74,890	3,984,148
Trane Technologies PLC	76,538	13,709,487
		52,562,917
Commercial Services & Supplies - 0.5%
Cintas Corp.	28,688	12,730,013
Copart, Inc. (b)	142,422	9,486,729
Republic Services, Inc.	68,259	8,520,088
Rollins, Inc.	77,141	2,807,932
Waste Management, Inc.	124,153	19,210,194
		52,754,956
Construction & Engineering - 0.1%
Quanta Services, Inc.	47,505	7,229,786
Electrical Equipment - 0.6%
AMETEK, Inc.	76,331	11,061,889
Eaton Corp. PLC	132,199	21,444,000
Emerson Electric Co.	196,550	17,732,741
Generac Holdings, Inc. (b)	21,093	2,543,816
Rockwell Automation, Inc.	38,175	10,766,495
		63,548,941
Industrial Conglomerates - 0.8%
3M Co.	183,723	21,142,843
General Electric Co.	363,221	29,232,026
Honeywell International, Inc.	223,484	46,591,944
		96,966,813
Machinery - 1.8%
Caterpillar, Inc.	172,994	43,644,656
Cummins, Inc.	46,876	11,697,437
Deere & Co.	91,301	38,605,715
Dover Corp.	46,652	7,083,173
Fortive Corp.	117,631	8,002,437
IDEX Corp.	25,080	6,011,174
Illinois Tool Works, Inc.	92,926	21,934,253
Ingersoll Rand, Inc.	134,613	7,538,328
Nordson Corp.	17,870	4,347,771
Otis Worldwide Corp.	138,488	11,387,868
PACCAR, Inc.	115,595	12,635,689
Parker Hannifin Corp.	42,689	13,916,614
Pentair PLC	54,791	3,034,326
Snap-On, Inc.	17,658	4,392,074
Stanley Black & Decker, Inc.	49,076	4,382,978
Westinghouse Air Brake Tech Co.	60,460	6,276,353
Xylem, Inc.	59,919	6,232,175
		211,123,021
Professional Services - 0.4%
CoStar Group, Inc. (b)	135,187	10,531,067
Equifax, Inc.	40,700	9,043,540
Jacobs Solutions, Inc.	42,479	5,248,280
Leidos Holdings, Inc.	45,404	4,487,731
Robert Half International, Inc.	36,131	3,033,559
Verisk Analytics, Inc.	51,977	9,448,899
		41,793,076
Road & Rail - 0.8%
CSX Corp.	698,842	21,608,195
J.B. Hunt Transport Services, Inc.	27,568	5,211,730
Norfolk Southern Corp.	76,956	18,916,554
Old Dominion Freight Lines, Inc.	30,113	10,034,856
Union Pacific Corp.	204,367	41,729,698
		97,501,033
Trading Companies & Distributors - 0.2%
Fastenal Co.	190,363	9,622,850
United Rentals, Inc.	23,038	10,158,606
W.W. Grainger, Inc.	14,946	8,810,368
		28,591,824
TOTAL INDUSTRIALS		950,706,755
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 0.9%
Arista Networks, Inc. (b)	82,278	10,368,674
Cisco Systems, Inc.	1,364,890	66,429,196
F5, Inc. (b)	19,944	2,944,931
Juniper Networks, Inc.	107,833	3,483,006
Motorola Solutions, Inc.	55,581	14,284,873
		97,510,680
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	197,804	15,778,825
CDW Corp.	45,000	8,821,350
Corning, Inc.	253,014	8,756,815
Keysight Technologies, Inc. (b)	59,429	10,658,591
TE Connectivity Ltd.	105,728	13,443,315
Teledyne Technologies, Inc. (b)	15,579	6,609,547
Trimble, Inc. (b)	81,972	4,759,294
Zebra Technologies Corp. Class A (b)	17,178	5,431,340
		74,259,077
IT Services - 4.4%
Accenture PLC Class A	209,446	58,445,906
Akamai Technologies, Inc. (b)	52,368	4,658,134
Automatic Data Processing, Inc.	137,890	31,136,941
Broadridge Financial Solutions, Inc.	39,133	5,884,038
Cognizant Technology Solutions Corp. Class A	170,809	11,401,501
DXC Technology Co. (b)	76,633	2,201,666
EPAM Systems, Inc. (b)	19,118	6,359,603
Fidelity National Information Services, Inc.	197,237	14,800,664
Fiserv, Inc. (b)	211,078	22,517,801
FleetCor Technologies, Inc. (b)	24,549	5,126,077
Gartner, Inc. (b)	26,265	8,881,247
Global Payments, Inc.	89,882	10,131,499
IBM Corp.	300,542	40,492,024
Jack Henry & Associates, Inc.	24,232	4,363,941
MasterCard, Inc. Class A	282,182	104,576,649
Paychex, Inc.	106,608	12,351,603
PayPal Holdings, Inc. (b)	378,966	30,881,939
VeriSign, Inc. (b)	30,654	6,684,105
Visa, Inc. Class A	543,506	125,120,516
		506,015,854
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. (b)	535,975	40,278,521
Analog Devices, Inc.	170,969	29,316,054
Applied Materials, Inc.	285,972	31,883,018
Broadcom, Inc.	134,630	78,759,896
Enphase Energy, Inc. (b)	45,183	10,002,613
First Solar, Inc. (b)	32,978	5,856,893
Intel Corp.	1,371,884	38,769,442
KLA Corp.	47,106	18,488,163
Lam Research Corp.	45,333	22,671,033
Microchip Technology, Inc.	182,806	14,189,402
Micron Technology, Inc.	361,393	21,791,998
Monolithic Power Systems, Inc.	14,826	6,324,179
NVIDIA Corp.	827,725	161,712,633
NXP Semiconductors NV	86,134	15,875,358
onsemi (b)	143,739	10,557,630
Qorvo, Inc. (b)	33,686	3,660,321
Qualcomm, Inc.	372,631	49,638,176
Skyworks Solutions, Inc.	53,367	5,852,759
SolarEdge Technologies, Inc. (b)	18,597	5,934,861
Teradyne, Inc.	51,834	5,271,518
Texas Instruments, Inc.	301,680	53,460,713
		630,295,181
Software - 8.3%
Adobe, Inc. (b)	154,540	57,232,344
ANSYS, Inc. (b)	28,956	7,712,720
Autodesk, Inc. (b)	71,754	15,438,591
Cadence Design Systems, Inc. (b)	91,183	16,670,988
Ceridian HCM Holding, Inc. (a)(b)	51,057	3,690,400
Fortinet, Inc. (b)	215,538	11,281,259
Gen Digital, Inc.	192,649	4,432,853
Intuit, Inc.	93,699	39,603,756
Microsoft Corp.	2,478,005	614,074,419
Oracle Corp.	510,862	45,190,853
Paycom Software, Inc. (b)	16,176	5,240,053
PTC, Inc. (b)	35,135	4,739,009
Roper Technologies, Inc.	35,252	15,043,791
Salesforce.com, Inc. (b)	332,420	55,836,587
ServiceNow, Inc. (b)	67,148	30,561,069
Synopsys, Inc. (b)	50,828	17,980,405
Tyler Technologies, Inc. (b)	13,838	4,466,491
		949,195,588
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	4,970,876	717,247,686
Hewlett Packard Enterprise Co.	427,782	6,900,124
HP, Inc.	294,254	8,574,562
NetApp, Inc.	72,377	4,793,529
Seagate Technology Holdings PLC	63,828	4,326,262
Western Digital Corp. (b)	105,312	4,628,462
		746,470,625
TOTAL INFORMATION TECHNOLOGY		3,003,747,005
MATERIALS - 2.8%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	73,727	23,630,241
Albemarle Corp.	38,942	10,960,226
Celanese Corp. Class A	33,147	4,083,710
CF Industries Holdings, Inc.	65,296	5,530,571
Corteva, Inc.	237,488	15,306,102
Dow, Inc.	233,901	13,882,024
DuPont de Nemours, Inc.	165,140	12,212,103
Eastman Chemical Co.	39,861	3,514,544
Ecolab, Inc.	82,372	12,753,657
FMC Corp.	41,914	5,580,011
International Flavors & Fragrances, Inc.	84,756	9,531,660
Linde PLC	164,339	54,386,349
LyondellBasell Industries NV Class A	84,405	8,161,119
PPG Industries, Inc.	78,123	10,182,552
Sherwin-Williams Co.	78,389	18,546,054
The Mosaic Co.	113,279	5,611,842
		213,872,765
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	20,637	7,421,891
Vulcan Materials Co.	44,174	8,098,419
		15,520,310
Containers & Packaging - 0.3%
Amcor PLC	495,154	5,971,557
Avery Dennison Corp.	26,959	5,107,113
Ball Corp.	104,379	6,079,033
International Paper Co.	118,149	4,940,991
Packaging Corp. of America	30,737	4,386,170
Sealed Air Corp.	48,189	2,638,830
WestRock Co.	84,437	3,313,308
		32,437,002
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	475,152	21,201,282
Newmont Corp.	263,857	13,965,951
Nucor Corp.	85,276	14,413,350
Steel Dynamics, Inc.	55,437	6,687,920
		56,268,503
TOTAL MATERIALS		318,098,580
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	49,644	7,979,777
American Tower Corp.	154,779	34,576,081
AvalonBay Communities, Inc.	46,501	8,251,137
Boston Properties, Inc.	47,356	3,529,916
Camden Property Trust (SBI)	35,382	4,359,416
Crown Castle International Corp.	143,955	21,321,175
Digital Realty Trust, Inc.	95,580	10,955,380
Equinix, Inc.	30,762	22,706,355
Equity Residential (SBI)	113,057	7,196,078
Essex Property Trust, Inc.	21,559	4,873,843
Extra Space Storage, Inc.	44,515	7,025,802
Federal Realty Investment Trust (SBI)	24,336	2,714,194
Healthpeak Properties, Inc.	178,954	4,917,656
Host Hotels & Resorts, Inc.	237,141	4,470,108
Invitation Homes, Inc.	193,098	6,275,685
Iron Mountain, Inc.	96,728	5,279,414
Kimco Realty Corp.	205,571	4,617,125
Mid-America Apartment Communities, Inc.	38,389	6,400,214
Prologis (REIT), Inc.	306,855	39,670,214
Public Storage	52,541	15,990,328
Realty Income Corp.	208,465	14,140,181
Regency Centers Corp.	51,121	3,406,192
SBA Communications Corp. Class A	35,888	10,677,757
Simon Property Group, Inc.	108,686	13,961,804
UDR, Inc.	101,677	4,330,423
Ventas, Inc.	132,888	6,884,927
VICI Properties, Inc.	320,122	10,941,770
Welltower, Inc.	157,084	11,787,583
Weyerhaeuser Co.	244,602	8,421,647
		307,662,182
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	105,003	8,978,807
TOTAL REAL ESTATE		316,640,989
UTILITIES - 2.9%
Electric Utilities - 1.9%
Alliant Energy Corp.	83,378	4,504,913
American Electric Power Co., Inc.	170,798	16,048,180
Constellation Energy Corp.	108,709	9,279,400
Duke Energy Corp.	255,966	26,223,717
Edison International	126,934	8,745,753
Entergy Corp.	67,627	7,322,652
Evergy, Inc.	76,425	4,788,026
Eversource Energy	115,756	9,530,191
Exelon Corp.	330,346	13,937,298
FirstEnergy Corp.	180,508	7,391,803
NextEra Energy, Inc.	660,581	49,299,160
NRG Energy, Inc.	76,743	2,626,145
PG&E Corp. (b)	535,201	8,509,696
Pinnacle West Capital Corp.	37,696	2,810,237
PPL Corp.	244,756	7,244,778
Southern Co.	361,879	24,491,971
Xcel Energy, Inc.	181,878	12,507,750
		215,261,670
Gas Utilities - 0.0%
Atmos Energy Corp.	46,556	5,472,192
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	222,125	6,088,446
Multi-Utilities - 0.8%
Ameren Corp.	85,920	7,463,870
CenterPoint Energy, Inc.	209,274	6,303,333
CMS Energy Corp.	96,507	6,098,277
Consolidated Edison, Inc.	117,948	11,241,624
Dominion Energy, Inc.	276,992	17,627,771
DTE Energy Co.	64,387	7,492,715
NiSource, Inc.	134,856	3,742,254
Public Service Enterprise Group, Inc.	165,871	10,272,391
Sempra Energy	104,488	16,752,561
WEC Energy Group, Inc.	104,843	9,854,194
		96,848,990
Water Utilities - 0.1%
American Water Works Co., Inc.	60,445	9,459,038
TOTAL UTILITIES		333,130,336
TOTAL COMMON STOCKS (Cost $6,159,367,128)		11,340,010,935

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $784,994)	800,000	784,981

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e)	68,447,845	68,461,534
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f)	30,936,138	30,939,232
TOTAL MONEY MARKET FUNDS (Cost $99,400,766)		99,400,766

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $6,259,552,888)	11,440,196,682
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(57,609,735)
NET ASSETS - 100.0%	11,382,586,947

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	212	Mar 2023	43,354,000	1,444,854	1,444,854

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $784,981.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	23,327,967	2,356,076,398	2,310,942,831	634,648	-	-	68,461,534	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	25,099,899	106,874,352	101,035,019	43,572	-	-	30,939,232	0.1%
Total	48,427,866	2,462,950,750	2,411,977,850	678,220	-	-	99,400,766

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	888,132,924	888,132,924	-	-
Consumer Discretionary	1,203,231,294	1,203,231,294	-	-
Consumer Staples	760,966,141	760,966,141	-	-
Energy	573,601,955	573,601,955	-	-
Financials	1,329,226,401	1,329,226,401	-	-
Health Care	1,662,528,555	1,662,528,555	-	-
Industrials	950,706,755	950,706,755	-	-
Information Technology	3,003,747,005	3,003,747,005	-	-
Materials	318,098,580	318,098,580	-	-
Real Estate	316,640,989	316,640,989	-	-
Utilities	333,130,336	333,130,336	-	-

U.S. Government and Government Agency Obligations	784,981	-	784,981	-

Money Market Funds	99,400,766	99,400,766	-	-
Total Investments in Securities:	11,440,196,682	11,439,411,701	784,981	-
Derivative Instruments:

Assets
Futures Contracts	1,444,854	1,444,854	-	-
Total Assets	1,444,854	1,444,854	-	-
Total Derivative Instruments:	1,444,854	1,444,854	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,444,854	0
Total Equity Risk	1,444,854	0
Total Value of Derivatives	1,444,854	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,993,307) - See accompanying schedule:
Unaffiliated issuers (cost $6,160,152,122)	$11,340,795,916
Fidelity Central Funds (cost $99,400,766)	99,400,766

Total Investment in Securities (cost $6,259,552,888)		$11,440,196,682
Segregated cash with brokers for derivative instruments		1,565,218
Cash		976
Receivable for fund shares sold		59,301,027
Dividends receivable		8,947,287
Distributions receivable from Fidelity Central Funds		63,978
Receivable for daily variation margin on futures contracts		639,902
Prepaid expenses		9,606
Receivable from investment adviser for expense reductions		49,199
Other receivables		977
Total assets		11,510,774,852
Liabilities
Payable for investments purchased	$90,356,063
Payable for fund shares redeemed	6,676,664
Accrued management fee	137,638
Other payables and accrued expenses	48,132
Collateral on securities loaned	30,969,408
Total Liabilities		128,187,905
Net Assets		$11,382,586,947
Net Assets consist of:
Paid in capital		$6,309,182,884
Total accumulated earnings (loss)		5,073,404,063
Net Assets		$11,382,586,947
Net Asset Value , offering price and redemption price per share ($11,382,586,947 ÷ 637,237,567 shares)		$17.86

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$90,732,706
Interest		17,591
Income from Fidelity Central Funds (including $43,572 from security lending)		678,220
Total Income		91,428,517
Expenses
Management fee	$807,465
Custodian fees and expenses	107,210
Independent trustees' fees and expenses	20,735
Registration fees	35,873
Audit	28,151
Legal	12,764
Interest	393,351
Miscellaneous	34,743
Total expenses before reductions	1,440,292
Expense reductions	(219,178)
Total expenses after reductions		1,221,114
Net Investment income (loss)		90,207,403
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	321,895,155
Futures contracts	(2,585,082)
Total net realized gain (loss)		319,310,073
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(523,864,471)
Futures contracts	1,019,624
Total change in net unrealized appreciation (depreciation)		(522,844,847)
Net gain (loss)		(203,534,774)
Net increase (decrease) in net assets resulting from operations		$(113,327,371)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$90,207,403	$200,594,435
Net realized gain (loss)	319,310,073	932,932,604
Change in net unrealized appreciation (depreciation)	(522,844,847)	(1,488,595,269)
Net increase (decrease) in net assets resulting from operations	(113,327,371)	(355,068,230)
Distributions to shareholders	(1,089,852,286)	(1,599,790,076)
Share transactions
Proceeds from sales of shares	4,985,047,122	12,169,424,091
Reinvestment of distributions	1,074,867,889	1,583,014,796
Cost of shares redeemed	(5,600,734,813)	(13,638,764,397)
Net increase (decrease) in net assets resulting from share transactions	459,180,198	113,674,490
Total increase (decrease) in net assets	(743,999,459)	(1,841,183,816)

Net Assets
Beginning of period	12,126,586,406	13,967,770,222
End of period	$11,382,586,947	$12,126,586,406

Other Information
Shares
Sold	277,743,112	573,830,765
Issued in reinvestment of distributions	59,907,420	74,073,945
Redeemed	(310,612,211)	(640,807,880)
Net increase (decrease)	27,038,321	7,096,830

Financial Highlights
Fidelity® SAI U.S. Large Cap Index Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.87	$23.16	$17.68	$16.09	$15.21	$13.30
Income from Investment Operations
Net investment income (loss) A,B	.15	.30	.31	.32	.30	.27
Net realized and unrealized gain (loss)	(.27)	(1.23)	5.94	1.56	.87	1.86
Total from investment operations	(.12)	(.93)	6.25	1.88	1.17	2.13
Distributions from net investment income	(.33)	(.34)	(.35)	(.29)	(.28)	(.19)
Distributions from net realized gain	(1.56)	(2.02)	(.42)	-	(.01)	(.03)
Total distributions	(1.89)	(2.36)	(.77)	(.29)	(.29)	(.22)
Net asset value, end of period	$17.86	$19.87	$23.16	$17.68	$16.09	$15.21
Total Return C,D	(.45)%	(4.68)%	36.43%	11.84%	7.97%	16.22%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03% G	.02%	.02%	.02%	.09%	.09%
Expenses net of fee waivers, if any	.02% G	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02% G	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.68% G	1.43%	1.52%	1.97%	2.00%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$11,382,587	$12,126,586	$13,967,770	$15,406,444	$14,046,976	$13,692,497
Portfolio turnover rate H	66% G	75%	86%	80%	41%	26%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity SAI U.S. Large Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,301,892,372
Gross unrealized depreciation	(366,869,257)
Net unrealized appreciation (depreciation)	$4,935,023,115
Tax cost	$6,506,618,421

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Large Cap Index Fund	3,622,284,663	4,163,850,075

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .015% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Large Cap Index Fund	Borrower	$69,174,689	3.25%	$380,778

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI U.S. Large Cap Index Fund	$15,042

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Large Cap Index Fund	$4,190	$-	$-

9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Large Cap Index Fund	$126,436,000	3.58%	$12,573

10. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .015% of average net assets. This reimbursement will remain in place through November 30, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $218,896.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $282.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Atthe end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Large Cap Index Fund	18%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® SAI U.S. Large Cap Index Fund	.02%
Actual		$ 1,000	$ 995.50	$ .10
Hypothetical- B		$ 1,000	$ 1,025.10	$ .10

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Large Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity and Geode had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods. No performance peer group information was considered by the Board as Fidelity advised the Board that the peer group, which is created by a third-party provider, includes a number of actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

At its September 2022 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective October 1, 2022) that reduced the sub-advisory fee rate that FMR pays to Geode.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2021.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.015% through November 30, 2023.

Fees Charged to Other Clients . The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9870994.106
SV9-SANN-0423
Fidelity® SAI U.S. Value Index Fund

Semi-Annual Report
January 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Meta Platforms, Inc. Class A	4.1
Exxon Mobil Corp.	4.1
Bank of America Corp.	3.5
Wells Fargo & Co.	3.2
Verizon Communications, Inc.	3.1
Pfizer, Inc.	3.1
Comcast Corp. Class A	3.1
Bristol-Myers Squibb Co.	2.8
ConocoPhillips Co.	2.7
AT&T, Inc.	2.6
32.3

Market Sectors (% of Fund's net assets)

Financials	22.3
Communication Services	15.6
Information Technology	15.3
Energy	15.1
Health Care	14.2
Consumer Discretionary	5.3
Materials	5.2
Industrials	3.2
Consumer Staples	2.9
Utilities	0.4
Real Estate	0.3

Asset Allocation (% of Fund's net assets)

Foreign investments - 1.6%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.6%
Diversified Telecommunication Services - 6.0%
AT&T, Inc.	1,900,558	38,714,366
Liberty Global PLC Class A (a)	116,346	2,523,545
Lumen Technologies, Inc. (b)	253,857	1,332,749
Verizon Communications, Inc.	1,119,958	46,556,654
		89,127,314
Entertainment - 0.6%
Warner Bros Discovery, Inc. (a)	589,301	8,733,441
Interactive Media & Services - 4.2%
Meta Platforms, Inc. Class A (a)	409,705	61,033,752
Ziff Davis, Inc. (a)	12,583	1,125,927
		62,159,679
Media - 4.8%
Charter Communications, Inc. Class A (a)	28,644	11,008,176
Comcast Corp. Class A	1,150,413	45,268,752
DISH Network Corp. Class A (a)	67,039	964,691
Fox Corp. Class A	115,463	3,918,814
News Corp. Class A	133,839	2,711,578
Nexstar Broadcasting Group, Inc. Class A	10,058	2,059,577
Paramount Global Class B (b)	137,469	3,183,782
TEGNA, Inc.	59,504	1,185,915
		70,301,285
TOTAL COMMUNICATION SERVICES		230,321,719
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.2%
BorgWarner, Inc.	62,485	2,954,291
Automobiles - 2.2%
Ford Motor Co.	1,053,212	14,228,894
General Motors Co.	378,837	14,895,871
Harley-Davidson, Inc.	35,468	1,632,592
Thor Industries, Inc. (b)	14,335	1,366,556
		32,123,913
Hotels, Restaurants & Leisure - 0.4%
Expedia, Inc. (a)	40,150	4,589,145
Penn Entertainment, Inc. (a)	41,363	1,466,318
		6,055,463
Household Durables - 1.7%
D.R. Horton, Inc.	83,479	8,238,543
Lennar Corp. Class A	71,175	7,288,320
Mohawk Industries, Inc. (a)	14,064	1,688,524
PulteGroup, Inc.	60,658	3,450,834
Toll Brothers, Inc.	28,109	1,672,204
Whirlpool Corp.	14,531	2,260,878
		24,599,303
Leisure Products - 0.1%
Brunswick Corp.	19,337	1,630,689
Multiline Retail - 0.1%
Macy's, Inc.	72,270	1,707,740
Specialty Retail - 0.5%
Academy Sports & Outdoors, Inc.	21,266	1,242,360
Asbury Automotive Group, Inc. (a)	5,903	1,298,660
AutoNation, Inc. (a)	9,123	1,156,067
Lithia Motors, Inc. Class A (sub. vtg.)	7,291	1,918,991
Williams-Sonoma, Inc.	17,791	2,400,718
		8,016,796
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	17,392	1,563,541
TOTAL CONSUMER DISCRETIONARY		78,651,736
CONSUMER STAPLES - 2.9%
Beverages - 0.2%
Molson Coors Beverage Co. Class B	50,137	2,636,203
Food & Staples Retailing - 1.0%
Kroger Co.	173,708	7,752,588
Walgreens Boots Alliance, Inc.	191,411	7,055,409
		14,807,997
Food Products - 1.7%
Archer Daniels Midland Co.	146,493	12,136,945
The Kraft Heinz Co.	212,326	8,605,573
Tyson Foods, Inc. Class A	77,232	5,078,004
		25,820,522
TOTAL CONSUMER STAPLES		43,264,722
ENERGY - 15.1%
Oil, Gas & Consumable Fuels - 15.1%
Antero Resources Corp. (a)	73,628	2,123,432
APA Corp.	85,837	3,805,154
Chesapeake Energy Corp.	28,575	2,478,024
Chord Energy Corp.	11,091	1,589,673
ConocoPhillips Co.	332,273	40,494,111
Coterra Energy, Inc.	210,232	5,262,107
Devon Energy Corp.	102,317	6,470,527
Diamondback Energy, Inc.	46,925	6,856,681
EQT Corp.	97,874	3,197,544
Exxon Mobil Corp.	517,906	60,082,275
HF Sinclair Corp.	35,857	2,040,263
Magnolia Oil & Gas Corp. Class A	44,622	1,053,525
Marathon Oil Corp.	169,320	4,651,220
Marathon Petroleum Corp.	124,968	16,060,887
Matador Resources Co. (b)	29,924	1,979,772
Murphy Oil Corp.	38,951	1,698,653
Occidental Petroleum Corp.	193,898	12,562,651
Ovintiv, Inc.	66,195	3,258,780
PBF Energy, Inc. Class A	30,478	1,279,771
PDC Energy, Inc.	24,566	1,663,855
Phillips 66 Co.	126,025	12,636,527
Pioneer Natural Resources Co.	52,897	12,184,824
Range Resources Corp.	64,426	1,611,939
SM Energy Co.	32,735	1,075,999
Southwestern Energy Co. (a)	294,675	1,626,606
Valero Energy Corp.	102,803	14,395,504
Vitesse Energy, Inc. (a)(b)	6,239	99,574
		222,239,878
FINANCIALS - 22.3%
Banks - 13.4%
Bank of America Corp.	1,474,818	52,326,543
Bank OZK	29,515	1,347,950
Citigroup, Inc.	516,502	26,971,734
Citizens Financial Group, Inc.	131,327	5,689,086
Comerica, Inc.	34,919	2,559,912
East West Bancorp, Inc.	37,583	2,951,017
FNB Corp., Pennsylvania	93,523	1,334,573
Hancock Whitney Corp.	22,849	1,176,267
Huntington Bancshares, Inc.	363,305	5,511,337
KeyCorp	248,785	4,774,184
M&T Bank Corp.	46,030	7,180,680
Popular, Inc.	19,385	1,330,586
Regions Financial Corp.	229,544	5,403,466
Signature Bank	16,781	2,163,910
SVB Financial Group (a)	15,761	4,766,757
Synovus Financial Corp.	38,788	1,627,157
Truist Financial Corp.	353,806	17,474,478
Valley National Bancorp	112,062	1,331,297
Webster Financial Corp.	46,399	2,442,907
Wells Fargo & Co.	1,016,136	47,626,294
Western Alliance Bancorp.	29,043	2,188,971
		198,179,106
Capital Markets - 4.1%
Bank of New York Mellon Corp.	193,311	9,775,737
Carlyle Group LP	58,172	2,092,447
Goldman Sachs Group, Inc.	90,302	33,033,375
Invesco Ltd.	121,270	2,244,708
Jefferies Financial Group, Inc.	48,885	1,920,203
State Street Corp.	97,847	8,936,367
Stifel Financial Corp.	28,335	1,910,062
		59,912,899
Consumer Finance - 2.0%
Ally Financial, Inc.	79,657	2,588,056
Capital One Financial Corp.	101,793	12,113,367
Discover Financial Services	72,864	8,505,415
OneMain Holdings, Inc.	32,508	1,402,395
SLM Corp.	66,730	1,172,446
Synchrony Financial	120,158	4,413,403
		30,195,082
Diversified Financial Services - 0.2%
Equitable Holdings, Inc.	91,828	2,944,924
Insurance - 1.8%
American International Group, Inc.	198,123	12,525,336
Brighthouse Financial, Inc. (a)	18,431	1,037,112
Fidelity National Financial, Inc.	72,636	3,198,163
Old Republic International Corp.	75,528	1,993,184
Principal Financial Group, Inc.	60,676	5,615,564
Unum Group	49,866	2,095,868
		26,465,227
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	124,780	2,928,587
Blackstone Mortgage Trust, Inc.	45,568	1,086,341
Rithm Capital Corp.	126,342	1,188,878
Starwood Property Trust, Inc.	82,543	1,724,323
		6,928,129
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	28,729	1,264,938
MGIC Investment Corp.	79,024	1,115,819
New York Community Bancorp, Inc.	181,432	1,812,506
		4,193,263
TOTAL FINANCIALS		328,818,630
HEALTH CARE - 14.2%
Biotechnology - 2.4%
Gilead Sciences, Inc.	247,599	20,783,460
Moderna, Inc. (a)	88,107	15,512,118
		36,295,578
Health Care Equipment & Supplies - 0.1%
QuidelOrtho Corp. (a)	14,256	1,220,456
Health Care Providers & Services - 5.0%
Centene Corp. (a)	151,005	11,512,621
Cigna Corp.	81,532	25,818,738
CVS Health Corp.	350,395	30,911,847
Laboratory Corp. of America Holdings	23,627	5,956,839
		74,200,045
Life Sciences Tools & Services - 0.1%
Syneos Health, Inc. (a)	27,440	985,645
Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	566,981	41,191,170
Elanco Animal Health, Inc. (a)	118,862	1,631,975
Jazz Pharmaceuticals PLC (a)	16,790	2,630,321
Organon & Co.	67,829	2,043,688
Pfizer, Inc.	1,037,163	45,801,118
Viatris, Inc.	323,388	3,932,398
		97,230,670
TOTAL HEALTH CARE		209,932,394
INDUSTRIALS - 3.2%
Air Freight & Logistics - 0.8%
FedEx Corp.	63,843	12,376,604
Airlines - 0.8%
Alaska Air Group, Inc. (a)	33,822	1,736,421
Southwest Airlines Co.	158,334	5,663,607
United Airlines Holdings, Inc. (a)	87,184	4,268,529
		11,668,557
Building Products - 0.5%
Builders FirstSource, Inc. (a)	39,252	3,128,384
Owens Corning	24,926	2,409,098
UFP Industries, Inc.	16,441	1,538,056
		7,075,538
Electrical Equipment - 0.3%
Atkore, Inc. (a)	11,019	1,435,225
Regal Rexnord Corp.	17,640	2,455,488
		3,890,713
Machinery - 0.1%
Allison Transmission Holdings, Inc.	24,663	1,111,808
Professional Services - 0.1%
Manpower, Inc.	13,480	1,174,917
Road & Rail - 0.3%
Knight-Swift Transportation Holdings, Inc. Class A	42,865	2,533,322
Ryder System, Inc.	13,350	1,260,374
XPO, Inc. (a)	30,722	1,224,579
		5,018,275
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	33,439	2,113,679
Triton International Ltd.	15,686	1,108,059
Univar Solutions, Inc. (a)	43,515	1,500,397
		4,722,135
TOTAL INDUSTRIALS		47,038,547
INFORMATION TECHNOLOGY - 15.3%
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	16,403	1,927,188
Avnet, Inc.	24,408	1,119,839
Coherent Corp. (a)	36,984	1,605,106
Corning, Inc.	202,990	7,025,484
Flex Ltd. (a)	120,746	2,819,419
Jabil, Inc.	35,904	2,823,132
TD SYNNEX Corp.	11,210	1,145,102
		18,465,270
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A	137,046	9,147,821
DXC Technology Co. (a)	61,353	1,762,672
Fidelity National Information Services, Inc.	158,238	11,874,180
Fiserv, Inc. (a)	168,033	17,925,760
Global Payments, Inc.	72,108	8,128,014
SS&C Technologies Holdings, Inc.	58,504	3,530,716
The Western Union Co.	102,990	1,459,368
		53,828,531
Semiconductors & Semiconductor Equipment - 5.0%
Intel Corp.	1,100,531	31,101,006
Micron Technology, Inc.	289,987	17,486,216
MKS Instruments, Inc.	15,250	1,560,380
Qorvo, Inc. (a)	27,031	2,937,188
Qualcomm, Inc.	104,485	13,918,447
Skyworks Solutions, Inc.	42,779	4,691,573
Synaptics, Inc. (a)	10,629	1,328,944
		73,023,754
Software - 1.7%
Microsoft Corp.	103,831	25,730,360
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	243,038	35,067,953
Dell Technologies, Inc.	69,100	2,806,842
Hewlett Packard Enterprise Co.	343,111	5,534,380
HP, Inc.	236,055	6,878,643
Western Digital Corp. (a)	84,706	3,722,829
		54,010,647
TOTAL INFORMATION TECHNOLOGY		225,058,562
MATERIALS - 5.2%
Chemicals - 2.5%
Celanese Corp. Class A	26,604	3,277,613
CF Industries Holdings, Inc.	52,262	4,426,591
Dow, Inc.	187,682	11,138,927
Eastman Chemical Co.	32,003	2,821,705
Huntsman Corp.	48,166	1,526,381
LyondellBasell Industries NV Class A	67,736	6,549,394
Olin Corp.	33,973	2,194,316
The Chemours Co. LLC	40,252	1,464,770
The Mosaic Co.	90,761	4,496,300
		37,895,997
Containers & Packaging - 0.6%
Berry Global Group, Inc.	33,361	2,059,375
International Paper Co.	94,850	3,966,627
WestRock Co.	67,818	2,661,178
		8,687,180
Metals & Mining - 2.0%
Alcoa Corp.	47,111	2,461,079
Cleveland-Cliffs, Inc. (a)	137,438	2,934,301
Commercial Metals Co.	31,316	1,699,519
Nucor Corp.	68,420	11,564,348
Reliance Steel & Aluminum Co.	15,657	3,561,185
Steel Dynamics, Inc.	44,491	5,367,394
United States Steel Corp.	62,360	1,776,636
		29,364,462
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	19,125	1,302,221
TOTAL MATERIALS		77,249,860
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Medical Properties Trust, Inc. (b)	159,478	2,065,240
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc. (a)	12,658	2,340,084
TOTAL REAL ESTATE		4,405,324
UTILITIES - 0.4%
Electric Utilities - 0.1%
NRG Energy, Inc.	61,441	2,102,511
Gas Utilities - 0.2%
ONE Gas, Inc.	14,438	1,189,114
UGI Corp.	55,838	2,224,028
		3,413,142
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc. Class C	30,604	1,034,109
TOTAL UTILITIES		6,549,762
TOTAL COMMON STOCKS (Cost $1,225,749,613)		1,473,531,134

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $294,373)	300,000	294,368

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f) (Cost $9,766,921)	9,765,945	9,766,921

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,235,810,907)	1,483,592,423
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(7,865,587)
NET ASSETS - 100.0%	1,475,726,836

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	11	Mar 2023	2,249,500	103,774	103,774

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $133,447.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	3,169,874	147,178,977	150,348,851	40,098	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	17,391,449	86,050,787	93,675,315	33,967	-	-	9,766,921	0.0%
Total	20,561,323	233,229,764	244,024,166	74,065	-	-	9,766,921

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	230,321,719	230,321,719	-	-
Consumer Discretionary	78,651,736	78,651,736	-	-
Consumer Staples	43,264,722	43,264,722	-	-
Energy	222,239,878	222,239,878	-	-
Financials	328,818,630	328,818,630	-	-
Health Care	209,932,394	209,932,394	-	-
Industrials	47,038,547	47,038,547	-	-
Information Technology	225,058,562	225,058,562	-	-
Materials	77,249,860	77,249,860	-	-
Real Estate	4,405,324	4,405,324	-	-
Utilities	6,549,762	6,549,762	-	-

U.S. Government and Government Agency Obligations	294,368	-	294,368	-

Money Market Funds	9,766,921	9,766,921	-	-
Total Investments in Securities:	1,483,592,423	1,483,298,055	294,368	-
Derivative Instruments:

Assets
Futures Contracts	103,774	103,774	-	-
Total Assets	103,774	103,774	-	-
Total Derivative Instruments:	103,774	103,774	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	103,774	0
Total Equity Risk	103,774	0
Total Value of Derivatives	103,774	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,732,481) - See accompanying schedule:
Unaffiliated issuers (cost $1,226,043,986)	$1,473,825,502
Fidelity Central Funds (cost $9,766,921)	9,766,921

Total Investment in Securities (cost $1,235,810,907)		$1,483,592,423
Receivable for fund shares sold		187,320
Dividends receivable		2,467,313
Distributions receivable from Fidelity Central Funds		12,690
Receivable for daily variation margin on futures contracts		34,512
Prepaid expenses		2,373
Total assets		1,486,296,631
Liabilities
Payable to custodian bank	$193,943
Payable for fund shares redeemed	466,236
Accrued management fee	116,842
Other payables and accrued expenses	26,224
Collateral on securities loaned	9,766,550
Total Liabilities		10,569,795
Net Assets		$1,475,726,836
Net Assets consist of:
Paid in capital		$1,221,141,130
Total accumulated earnings (loss)		254,585,706
Net Assets		$1,475,726,836
Net Asset Value , offering price and redemption price per share ($1,475,726,836 ÷ 128,673,987 shares)		$11.47

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$28,444,329
Interest		2,752
Income from Fidelity Central Funds (including $33,967 from security lending)		74,065
Total Income		28,521,146
Expenses
Management fee	$960,600
Custodian fees and expenses	17,750
Independent trustees' fees and expenses	4,393
Registration fees	30,079
Audit	28,830
Legal	2,840
Interest	152,494
Miscellaneous	7,981
Total Expenses		1,204,967
Net Investment income (loss)		27,316,179
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	35,717,278
Futures contracts	50,139
Total net realized gain (loss)		35,767,417
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(89,439,789)
Futures contracts	(513,955)
Total change in net unrealized appreciation (depreciation)		(89,953,744)
Net gain (loss)		(54,186,327)
Net increase (decrease) in net assets resulting from operations		$(26,870,148)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,316,179	$87,321,649
Net realized gain (loss)	35,767,417	413,578,336
Change in net unrealized appreciation (depreciation)	(89,953,744)	(267,711,209)
Net increase (decrease) in net assets resulting from operations	(26,870,148)	233,188,776
Distributions to shareholders	(299,214,923)	(211,360,654)
Share transactions
Proceeds from sales of shares	125,777,268	254,286,545
Reinvestment of distributions	289,927,267	205,252,752
Cost of shares redeemed	(1,566,433,395)	(1,118,086,652)
Net increase (decrease) in net assets resulting from share transactions	(1,150,728,860)	(658,547,355)
Total increase (decrease) in net assets	(1,476,813,931)	(636,719,233)

Net Assets
Beginning of period	2,952,540,767	3,589,260,000
End of period	$1,475,726,836	$2,952,540,767

Other Information
Shares
Sold	11,563,555	20,783,344
Issued in reinvestment of distributions	26,793,151	17,137,513
Redeemed	(153,103,595)	(88,301,534)
Net increase (decrease)	(114,746,889)	(50,380,677)

Financial Highlights
Fidelity® SAI U.S. Value Index Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$12.13	$12.22	$8.82	$10.06	$10.36	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.31	.31	.29	.25	.14
Net realized and unrealized gain (loss)	.55	.31	3.35	(1.27)	(.22)	.23
Total from investment operations	.71	.62	3.66	(.98)	.03	.37
Distributions from net investment income	(.38)	(.28)	(.26)	(.26)	(.19)	(.01)
Distributions from net realized gain	(.99)	(.42)	-	-	(.14)	-
Total distributions	(1.37)	(.71) D	(.26)	(.26)	(.33)	(.01)
Net asset value, end of period	$11.47	$12.13	$12.22	$8.82	$10.06	$10.36
Total Return E,F	6.65%	5.21%	42.39%	(10.13)%	.62%	3.67%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.12% I	.10%	.11%	.11%	.21%	.28% I
Expenses net of fee waivers, if any	.12% I	.10%	.11%	.11%	.15%	.15% I
Expenses net of all reductions	.12% I	.10%	.11%	.11%	.15%	.15% I
Net investment income (loss)	2.82% I	2.49%	2.89%	3.12%	2.61%	2.20% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,475,727	$2,952,541	$3,589,260	$2,282,301	$1,788,140	$1,958,157
Portfolio turnover rate J	67% I	62%	80%	82%	99%	113% I

A For the period December 19, 2017 (commencement of operations) through July 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity SAI U.S. Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$303,548,446
Gross unrealized depreciation	(77,324,008)
Net unrealized appreciation (depreciation)	$226,224,438
Tax cost	$1,257,471,759
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Value Index Fund	650,181,604	2,066,114,437
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Value Index Fund	Borrower	$71,650,381	3.18%	$133,099

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI U.S. Value Index Fund	$3,300
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Value Index Fund	$3,555	$-	$-
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Value Index Fund	$24,345,250	3.59%	$19,395
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Value Index Fund	57%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® SAI U.S. Value Index Fund	.12%
Actual		$ 1,000	$ 1,066.50	$ .63
Hypothetical- B		$ 1,000	$ 1,024.60	$ .61

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Value Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity and Geode had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

I nvestment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one- and three-year periods. No performance peer group information was considered by the Board as Fidelity advised the Board that the peer group, which is created by a third-party provider, includes a number of actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and above the ASPG competitive median for 2021. The Board considered that, when compared to a subset of the ASPG that excludes competitor funds that have an in a fund complex that has service model not generally comparable to that of Fidelity and virtually all other industry participants, the fund would not be above the ASPG competitive median for 2021.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.15% through November 30, 2023.

Fees Charged to Other Clients . The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9885516.105
USV-SANN-0423
Fidelity® SAI Real Estate Index Fund

Semi-Annual Report
January 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Prologis (REIT), Inc.	8.7
American Tower Corp.	7.5
Equinix, Inc.	4.9
Crown Castle International Corp.	4.6
Public Storage	3.5
Simon Property Group, Inc.	3.1
Realty Income Corp.	3.0
Welltower, Inc.	2.5
VICI Properties, Inc.	2.4
Digital Realty Trust, Inc.	2.4
42.6

Top Five REIT Sectors (% of Fund's net assets)

REITs - Diversified	23.3
REITs - Warehouse/Industrial	11.6
REITs - Management/Investment	10.9
REITs - Apartments	10.6
REITs - Storage	7.9

Asset Allocation (% of Fund's net assets)

Foreign investments - 0.2%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 94.6%
REITs - Apartments - 10.6%
American Homes 4 Rent Class A	19,912	682,782
Apartment Investment & Management Co. Class A	9,299	69,835
AvalonBay Communities, Inc.	8,901	1,579,393
Camden Property Trust (SBI)	6,476	797,908
Centerspace (a)	980	66,268
Equity Residential (SBI)	22,747	1,447,847
Essex Property Trust, Inc.	4,163	941,129
Independence Realty Trust, Inc.	14,433	271,773
Invitation Homes, Inc.	38,935	1,265,388
Mid-America Apartment Communities, Inc.	7,371	1,228,893
UDR, Inc.	20,270	863,299
		9,214,515
REITs - Diversified - 23.3%
Alexander & Baldwin, Inc.	4,479	89,670
Apartment Income (REIT) Corp.	10,005	382,791
Apple Hospitality (REIT), Inc.	13,841	245,401
Armada Hoffler Properties, Inc. (a)	4,340	55,031
Broadstone Net Lease, Inc.	10,911	197,598
Cousins Properties, Inc. (a)	9,547	261,779
Crown Castle International Corp.	26,823	3,972,755
Digital Realty Trust, Inc.	18,118	2,076,685
Elme Communities (SBI)	5,282	101,414
EPR Properties	4,749	201,738
Equinix, Inc.	5,780	4,266,391
Gaming & Leisure Properties	16,160	865,530
Gladstone Commercial Corp.	2,584	43,902
Gladstone Land Corp.	2,111	41,249
Global Net Lease, Inc.	6,368	95,202
InvenTrust Properties Corp.	4,263	106,021
Lamar Advertising Co. Class A	5,516	587,675
Necessity Retail (REIT), Inc./The	8,198	55,992
NexPoint Diversified Real Estate Trust	330	4,320
NexPoint Residential Trust, Inc.	1,483	74,892
One Liberty Properties, Inc. (a)	1,143	27,558
Outfront Media, Inc.	9,218	183,438
Potlatch Corp. (a)	5,184	253,757
Safehold, Inc. (a)	1,792	62,648
SBA Communications Corp. Class A	6,842	2,035,700
Store Capital Corp.	15,827	509,788
Uniti Group, Inc. (a)	16,069	105,895
VICI Properties, Inc.	61,178	2,091,064
Vornado Realty Trust	10,367	252,851
WP Carey, Inc.	12,235	1,046,460
		20,295,195
REITs - Health Care - 7.2%
CareTrust (REIT), Inc.	6,168	127,801
Community Healthcare Trust, Inc.	1,611	69,080
Diversified Healthcare Trust (SBI)	16,511	13,067
Global Medical REIT, Inc.	4,692	52,691
Healthcare Trust of America, Inc.	24,173	520,445
Healthpeak Properties, Inc.	34,260	941,465
LTC Properties, Inc.	2,447	93,353
Medical Properties Trust, Inc. (a)	38,399	497,267
Physicians Realty Trust	14,166	224,673
Sabra Health Care REIT, Inc.	14,654	197,829
Universal Health Realty Income Trust (SBI) (a)	885	48,507
Ventas, Inc.	25,299	1,310,741
Welltower, Inc.	28,805	2,161,527
		6,258,446
REITs - Health Care Facilities - 0.7%
National Health Investors, Inc.	2,898	170,489
Omega Healthcare Investors, Inc.	14,992	441,364
		611,853
REITs - Hotels - 2.6%
Chatham Lodging Trust	2,863	40,683
DiamondRock Hospitality Co.	13,552	130,506
Host Hotels & Resorts, Inc.	45,412	856,016
Park Hotels & Resorts, Inc.	14,846	218,385
Pebblebrook Hotel Trust	8,434	138,318
RLJ Lodging Trust	10,472	131,633
Ryman Hospitality Properties, Inc.	3,325	308,859
Service Properties Trust	10,661	94,990
Summit Hotel Properties, Inc.	6,888	58,686
Sunstone Hotel Investors, Inc.	13,710	150,673
Xenia Hotels & Resorts, Inc. (a)	7,289	108,606
		2,237,355
REITs - Industrial Buildings - 0.5%
Stag Industrial, Inc.	11,518	410,041
REITs - Management/Investment - 10.9%
American Assets Trust, Inc.	3,316	94,373
American Tower Corp.	29,264	6,537,285
Empire State Realty Trust, Inc. (a)	9,090	75,811
iStar Financial, Inc.	5,400	50,112
LXP Industrial Trust (REIT)	18,140	209,517
National Retail Properties, Inc.	10,957	518,814
Rayonier, Inc. (a)	9,252	336,680
UMH Properties, Inc.	3,479	62,344
Weyerhaeuser Co.	47,407	1,632,223
		9,517,159
REITs - Manufactured Homes - 2.3%
Equity Lifestyle Properties, Inc.	11,183	802,716
Sun Communities, Inc.	7,746	1,215,038
		2,017,754
REITs - Office Buildings - 0.1%
Office Properties Income Trust	3,239	55,581
REITs - Office Property - 4.8%
Alexandria Real Estate Equities, Inc.	9,861	1,585,057
Boston Properties, Inc.	9,473	706,117
Brandywine Realty Trust (SBI)	11,575	75,932
City Office REIT, Inc.	2,690	26,470
Corporate Office Properties Trust (SBI)	7,057	198,090
Douglas Emmett, Inc. (a)	11,373	190,498
Easterly Government Properties, Inc. (a)	5,533	89,856
Equity Commonwealth	6,660	169,963
Franklin Street Properties Corp.	6,753	20,799
Highwoods Properties, Inc. (SBI)	6,837	207,640
Hudson Pacific Properties, Inc.	9,253	105,392
JBG SMITH Properties	7,112	143,236
Kilroy Realty Corp.	6,703	275,091
Orion Office (REIT), Inc.	3,638	35,107
Paramount Group, Inc.	10,912	70,382
Piedmont Office Realty Trust, Inc. Class A	7,926	84,016
SL Green Realty Corp.	4,078	167,810
Veris Residential, Inc. (a)(b)	4,894	84,666
		4,236,122
REITs - Regional Malls - 3.4%
CBL & Associates Properties, Inc.	805	21,453
Simon Property Group, Inc.	20,840	2,677,106
Tanger Factory Outlet Centers, Inc.	6,655	127,177
The Macerich Co.	13,735	188,719
		3,014,455
REITs - Shopping Centers - 7.3%
Acadia Realty Trust (SBI)	6,115	94,966
Alexanders, Inc.	140	33,219
Brixmor Property Group, Inc.	18,892	444,529
Federal Realty Investment Trust (SBI)	4,547	507,127
Kimco Realty Corp.	39,251	881,577
Kite Realty Group Trust	14,020	304,234
Phillips Edison & Co., Inc.	7,287	244,260
Realty Income Corp.	38,540	2,614,168
Regency Centers Corp.	9,849	656,239
Retail Opportunity Investments Corp.	7,986	126,418
RPT Realty (a)	5,734	60,092
Saul Centers, Inc.	878	37,587
SITE Centers Corp.	12,554	171,362
Urban Edge Properties	7,560	119,070
Urstadt Biddle Properties, Inc. Class A	1,854	34,818
		6,329,666
REITs - Single Tenant - 1.4%
Agree Realty Corp.	4,782	356,881
Essential Properties Realty Trust, Inc.	8,633	219,969
Four Corners Property Trust, Inc.	5,086	146,273
Getty Realty Corp.	2,485	90,529
NETSTREIT Corp. (a)	3,321	66,852
Spirit Realty Capital, Inc.	8,518	373,770
		1,254,274
REITs - Storage - 7.9%
CubeSmart	14,337	656,491
Extra Space Storage, Inc.	8,546	1,348,815
Iron Mountain, Inc.	18,404	1,004,490
Life Storage, Inc.	5,403	583,740
National Storage Affiliates Trust	5,716	233,213
Public Storage	10,038	3,054,965
		6,881,714
REITs - Warehouse/Industrial - 11.6%
Americold Realty Trust	17,039	535,195
EastGroup Properties, Inc.	2,669	449,059
First Industrial Realty Trust, Inc. (a)	8,412	448,780
Industrial Logistics Properties Trust	4,687	20,670
Plymouth Industrial REIT, Inc.	2,758	61,724
Prologis (REIT), Inc.	58,634	7,580,203
Rexford Industrial Realty, Inc.	10,642	675,448
Terreno Realty Corp.	4,886	314,805
		10,085,884
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		82,420,014
Real Estate Management & Development - 5.0%
Diversified Real Estate Activities - 0.1%
The RMR Group, Inc.	909	28,197
The St. Joe Co.	2,104	99,098
		127,295
Real Estate Development - 0.3%
Forestar Group, Inc. (b)	1,179	17,544
Howard Hughes Corp. (b)	2,406	205,689
		223,233
Real Estate Operating Companies - 0.4%
Digitalbridge Group, Inc.	9,699	143,545
FRP Holdings, Inc. (b)	304	17,076
Kennedy-Wilson Holdings, Inc.	7,616	136,174
WeWork, Inc. (a)(b)	13,221	21,021
		317,816
Real Estate Services - 4.2%
Anywhere Real Estate, Inc. (b)	7,311	61,997
CBRE Group, Inc. (b)	20,642	1,765,097
Compass, Inc. (b)	15,866	63,781
Cushman & Wakefield PLC (b)	9,282	133,939
Doma Holdings, Inc. Class A (b)	11,443	8,125
Douglas Elliman, Inc.	5,220	24,325
eXp World Holdings, Inc. (a)	4,923	76,750
Jones Lang LaSalle, Inc. (b)	3,076	568,660
Marcus & Millichap, Inc.	1,539	55,773
Newmark Group, Inc.	10,461	89,651
Offerpad Solutions, Inc. (a)(b)	6,552	6,011
Opendoor Technologies, Inc. (a)(b)	28,248	61,863
RE/MAX Holdings, Inc.	1,168	26,642
Redfin Corp. (a)(b)	7,110	53,183
Zillow Group, Inc. Class C (a)(b)	14,156	625,837
		3,621,634
REITs - Shopping Centers - 0.0%
Seritage Growth Properties (a)(b)	2,315	28,127
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		4,318,105
TOTAL COMMON STOCKS (Cost $70,710,881)		86,738,119

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $98,124)	100,000	98,123

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e)	168,505	168,538
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f)	2,042,459	2,042,663
TOTAL MONEY MARKET FUNDS (Cost $2,211,201)		2,211,201

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $73,020,206)	89,047,443
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(1,918,256)
NET ASSETS - 100.0%	87,129,187

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	3	Mar 2023	108,120	8,461	8,461
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	Mar 2023	266,290	22,486	22,486

TOTAL FUTURES CONTRACTS					30,947
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,456.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	1,155,031	4,205,207	5,191,700	7,247	-	-	168,538	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	3,415,032	8,156,394	9,528,763	4,805	-	-	2,042,663	0.0%
Total	4,570,063	12,361,601	14,720,463	12,052	-	-	2,211,201

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	86,738,119	86,738,119	-	-

U.S. Treasury Obligations	98,123	-	98,123	-

Money Market Funds	2,211,201	2,211,201	-	-
Total Investments in Securities:	89,047,443	88,949,320	98,123	-
Derivative Instruments:

Assets
Futures Contracts	30,947	30,947	-	-
Total Assets	30,947	30,947	-	-
Total Derivative Instruments:	30,947	30,947	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	30,947	0
Total Equity Risk	30,947	0
Total Value of Derivatives	30,947	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,026,386) - See accompanying schedule:
Unaffiliated issuers (cost $70,809,005)	$86,836,242
Fidelity Central Funds (cost $2,211,201)	2,211,201

Total Investment in Securities (cost $73,020,206)		$89,047,443
Cash		41,491
Dividends receivable		78,387
Distributions receivable from Fidelity Central Funds		1,653
Receivable for daily variation margin on futures contracts		8,200
Prepaid expenses		322
Receivable from investment adviser for expense reductions		18,440
Other receivables		10,049
Total assets		89,205,985
Liabilities
Accrued management fee	$4,849
Other payables and accrued expenses	28,868
Collateral on securities loaned	2,043,081
Total Liabilities		2,076,798
Net Assets		$87,129,187
Net Assets consist of:
Paid in capital		$65,955,804
Total accumulated earnings (loss)		21,173,383
Net Assets		$87,129,187
Net Asset Value , offering price and redemption price per share ($87,129,187 ÷ 11,698,200 shares)		$7.45

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$2,289,750
Interest		739
Income from Fidelity Central Funds (including $4,805 from security lending)		12,052
Total Income		2,302,541
Expenses
Management fee	$49,630
Custodian fees and expenses	5,132
Independent trustees' fees and expenses	415
Registration fees	20,953
Audit	27,437
Legal	468
Interest	19,640
Miscellaneous	1,226
Total expenses before reductions	124,901
Expense reductions	(54,208)
Total expenses after reductions		70,693
Net Investment income (loss)		2,231,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	36,438,265
Futures contracts	(15,943)
Total net realized gain (loss)		36,422,322
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(71,925,568)
Futures contracts	(123,109)
Total change in net unrealized appreciation (depreciation)		(72,048,677)
Net gain (loss)		(35,626,355)
Net increase (decrease) in net assets resulting from operations		$(33,394,507)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,231,848	$14,994,478
Net realized gain (loss)	36,422,322	64,885,646
Change in net unrealized appreciation (depreciation)	(72,048,677)	(111,893,551)
Net increase (decrease) in net assets resulting from operations	(33,394,507)	(32,013,427)
Distributions to shareholders	(64,713,259)	(38,757,231)
Share transactions
Proceeds from sales of shares	1,407,824	60,936,662
Reinvestment of distributions	64,704,858	38,748,944
Cost of shares redeemed	(287,662,387)	(369,953,984)
Net increase (decrease) in net assets resulting from share transactions	(221,549,705)	(270,268,378)
Total increase (decrease) in net assets	(319,657,471)	(341,039,036)

Net Assets
Beginning of period	406,786,658	747,825,694
End of period	$87,129,187	$406,786,658

Other Information
Shares
Sold	128,760	4,808,281
Issued in reinvestment of distributions	7,441,997	2,912,448
Redeemed	(29,823,123)	(30,563,748)
Net increase (decrease)	(22,252,366)	(22,843,019)

Financial Highlights
Fidelity® SAI Real Estate Index Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.98	$13.17	$9.67	$11.88	$11.11	$11.08
Income from Investment Operations
Net investment income (loss) A,B	.15	.29	.28	.36	.37	.33
Net realized and unrealized gain (loss)	(.95)	(.79)	3.48	(2.20)	.79	.08
Total from investment operations	(.80)	(.50)	3.76	(1.84)	1.16	.41
Distributions from net investment income	(.34)	(.21)	(.26)	(.30)	(.37)	(.33)
Distributions from net realized gain	(3.39)	(.48)	-	(.07)	(.02)	(.05)
Total distributions	(3.73)	(.69)	(.26)	(.37)	(.39)	(.38)
Net asset value, end of period	$7.45	$11.98	$13.17	$9.67	$11.88	$11.11
Total Return C,D	(5.61)%	(4.24)%	39.72%	(16.04)%	10.79%	3.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.17% G	.09%	.09%	.16%	.15%	.15%
Expenses net of fee waivers, if any	.10% G	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.10% G	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.09% G	2.28%	2.58%	3.52%	3.31%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$87,129	$406,787	$747,826	$572,828	$104,696	$95,437
Portfolio turnover rate H	5% G	13%	53%	82%	9%	8%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity SAI Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$19,199,244
Gross unrealized depreciation	(3,545,784)
Net unrealized appreciation (depreciation)	$15,653,460
Tax cost	$73,424,930

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(820,212)
Long-term	(11,418,962)
Total capital loss carryforward	$(12,239,174)

Due to large redemptions and then subscriptions in a prior period, approximately $12,239,174 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $70,663 of those capital losses per year to offset capital gains.

The Fund elected to defer to its next fiscal year approximately $3,814,831 of capital losses recognized during the period November 1, 2021 to July 31, 2022.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Real Estate Index Fund	4,327,179	284,939,224
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .07% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Real Estate Index Fund	Borrower	$ 17,649,000	2.56%	$2,515

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity SAI Real Estate Index Fund	$414
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Real Estate Index Fund	$437	$15	$9,900

9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Real Estate Index Fund	$35,785,667	2.87%	$17,125

10. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through November 30, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $54,047.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $161.

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Small-Mid Cap Fund
Fidelity SAI Real Estate Index Fund	99%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® SAI Real Estate Index Fund	.10%
Actual		$ 1,000	$ 943.90	$ .49
Hypothetical- B		$ 1,000	$ 1,024.70	$ .51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Real Estate Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity and Geode had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously.  Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods. No performance peer group information was considered by the Board as Fidelity advised the Board that the peer group, which is created by a third-party provider, includes a number of actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

At its September 2022 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective October 1, 2022) that reduced the sub-advisory fee rate that FMR pays to Geode.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2021.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.07% through November 30, 2023.

Fees Charged to Other Clients . The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9870988.106
SV8-SANN-0423
Fidelity® SAI U.S. Quality Index Fund

Semi-Annual Report
January 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	8.7
Microsoft Corp.	7.8
Alphabet, Inc. Class A	5.9
Meta Platforms, Inc. Class A	4.7
Visa, Inc. Class A	4.2
MasterCard, Inc. Class A	3.9
Procter & Gamble Co.	3.8
The Coca-Cola Co.	3.6
AbbVie, Inc.	3.5
Pfizer, Inc.	3.3
49.4

Market Sectors (% of Fund's net assets)

Information Technology	36.1
Health Care	23.8
Consumer Staples	13.2
Communication Services	11.4
Industrials	4.9
Financials	4.9
Consumer Discretionary	2.1
Energy	2.1
Real Estate	0.9
Materials	0.3

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.7%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.4%
Entertainment - 0.8%
Activision Blizzard, Inc.	1,228,498	94,066,092
Interactive Media & Services - 10.6%
Alphabet, Inc. Class A (a)	6,739,029	666,085,626
Meta Platforms, Inc. Class A (a)	3,504,625	522,083,986
		1,188,169,612
TOTAL COMMUNICATION SERVICES		1,282,235,704
CONSUMER DISCRETIONARY - 2.1%
Household Durables - 0.3%
NVR, Inc. (a)	6,288	33,137,760
Specialty Retail - 1.8%
AutoZone, Inc. (a)	40,349	98,405,159
O'Reilly Automotive, Inc. (a)	131,996	104,587,031
		202,992,190
TOTAL CONSUMER DISCRETIONARY		236,129,950
CONSUMER STAPLES - 13.2%
Beverages - 3.8%
Brown-Forman Corp. Class B (non-vtg.)	378,560	25,204,525
The Coca-Cola Co.	6,494,555	398,246,113
		423,450,638
Household Products - 4.9%
Colgate-Palmolive Co.	1,726,989	128,712,490
Procter & Gamble Co.	2,990,539	425,792,943
		554,505,433
Tobacco - 4.5%
Altria Group, Inc.	3,728,482	167,930,829
Philip Morris International, Inc.	3,209,507	334,559,010
		502,489,839
TOTAL CONSUMER STAPLES		1,480,445,910
ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
DT Midstream, Inc.	200,281	10,947,359
EOG Resources, Inc.	1,213,367	160,467,786
Marathon Oil Corp.	1,402,891	38,537,416
Texas Pacific Land Corp. (b)	12,790	25,526,922
		235,479,483
FINANCIALS - 4.9%
Capital Markets - 1.6%
Ameriprise Financial, Inc.	223,950	78,409,374
Evercore, Inc. Class A	74,561	9,678,763
Houlihan Lokey	101,373	10,043,023
Lazard Ltd. Class A (b)	233,474	9,357,638
SEI Investments Co.	213,196	13,309,826
T. Rowe Price Group, Inc. (b)	462,178	53,829,872
		174,628,496
Insurance - 3.3%
Aon PLC	436,708	139,170,105
Marsh & McLennan Companies, Inc.	1,020,574	178,508,598
Principal Financial Group, Inc. (b)	479,906	44,415,300
RLI Corp.	83,601	11,072,952
		373,166,955
TOTAL FINANCIALS		547,795,451
HEALTH CARE - 23.8%
Biotechnology - 9.7%
AbbVie, Inc.	2,631,802	388,848,746
Amgen, Inc.	1,086,224	274,162,938
Biogen, Inc. (a)	300,447	87,400,032
Regeneron Pharmaceuticals, Inc. (a)	221,930	168,327,247
Vertex Pharmaceuticals, Inc. (a)	530,981	171,559,961
		1,090,298,924
Health Care Equipment & Supplies - 4.1%
Edwards Lifesciences Corp. (a)	1,283,550	98,448,285
Hologic, Inc. (a)	507,083	41,261,344
IDEXX Laboratories, Inc. (a)	170,817	82,077,569
Medtronic PLC	2,751,001	230,231,274
		452,018,472
Health Care Technology - 0.5%
Doximity, Inc. (a)(b)	228,714	8,066,743
Veeva Systems, Inc. Class A (a)	290,030	49,464,617
		57,531,360
Life Sciences Tools & Services - 4.2%
Bio-Techne Corp.	324,925	25,883,526
Danaher Corp.	1,355,513	358,370,527
Medpace Holdings, Inc. (a)	51,987	11,492,766
Mettler-Toledo International, Inc. (a)	46,599	71,432,539
		467,179,358
Pharmaceuticals - 5.3%
Merck & Co., Inc.	623,652	66,986,461
Pfizer, Inc. (b)	8,332,905	367,981,085
Zoetis, Inc. Class A (b)	969,250	160,401,183
		595,368,729
TOTAL HEALTH CARE		2,662,396,843
INDUSTRIALS - 4.9%
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	338,712	36,631,703
Building Products - 0.3%
Masco Corp. (b)	466,924	24,840,357
Trex Co., Inc. (a)	228,292	12,035,554
		36,875,911
Industrial Conglomerates - 0.8%
3M Co. (b)	777,617	89,488,164
Machinery - 1.1%
Nordson Corp.	108,508	26,399,996
Otis Worldwide Corp. (b)	870,062	71,545,198
Snap-On, Inc.	110,288	27,431,934
		125,377,128
Professional Services - 1.3%
CoStar Group, Inc. (a)	805,670	62,761,693
Robert Half International, Inc.	224,715	18,867,071
Verisk Analytics, Inc.	324,975	59,077,205
		140,705,969
Road & Rail - 0.6%
Old Dominion Freight Lines, Inc.	189,765	63,237,289
Trading Companies & Distributors - 0.5%
Fastenal Co.	1,189,834	60,146,109
TOTAL INDUSTRIALS		552,462,273
INFORMATION TECHNOLOGY - 36.1%
Electronic Equipment & Components - 0.2%
Cognex Corp. (b)	359,007	19,652,043
IT Services - 10.9%
Automatic Data Processing, Inc.	860,300	194,264,343
MasterCard, Inc. Class A	1,197,074	443,635,624
Paychex, Inc.	663,195	76,837,773
VeriSign, Inc. (a)	193,246	42,137,290
Visa, Inc. Class A (b)	2,054,345	472,930,762
		1,229,805,792
Semiconductors & Semiconductor Equipment - 3.0%
Texas Instruments, Inc.	1,891,769	335,240,384
Software - 13.3%
Adobe, Inc. (a)	968,962	358,845,387
Cadence Design Systems, Inc. (a)	259,828	47,504,353
Check Point Software Technologies Ltd. (a)	210,321	26,752,831
Dropbox, Inc. Class A (a)	569,955	13,240,055
Fair Isaac Corp. (a)(b)	52,285	34,819,196
Fortinet, Inc. (a)	1,355,041	70,922,846
Manhattan Associates, Inc. (a)	129,855	16,927,898
Microsoft Corp.	3,544,167	878,280,024
Paycom Software, Inc. (a)	100,637	32,600,350
Qualys, Inc. (a)	72,281	8,338,336
		1,488,231,276
Technology Hardware, Storage & Peripherals - 8.7%
Apple, Inc.	6,766,383	976,321,403
TOTAL INFORMATION TECHNOLOGY		4,049,250,898
MATERIALS - 0.3%
Chemicals - 0.3%
CF Industries Holdings, Inc.	412,556	34,943,493
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Public Storage	327,103	99,550,527
TOTAL COMMON STOCKS (Cost $9,171,547,496)		11,180,690,532

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $1,962,486)	2,000,000	1,962,452

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e)	13,155,837	13,158,468
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f)	330,330,242	330,363,275
TOTAL MONEY MARKET FUNDS (Cost $343,521,743)		343,521,743

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $9,517,031,725)	11,526,174,727
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(316,219,891)
NET ASSETS - 100.0%	11,209,954,836

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	144	Mar 2023	29,448,000	1,240,269	1,240,269

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $26,082,371.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,558,187.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	10,085,438	1,080,087,902	1,077,014,872	457,399	-	-	13,158,468	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	186,604,050	1,412,392,423	1,268,633,198	114,655	-	-	330,363,275	1.1%
Total	196,689,488	2,492,480,325	2,345,648,070	572,054	-	-	343,521,743

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,282,235,704	1,282,235,704	-	-
Consumer Discretionary	236,129,950	236,129,950	-	-
Consumer Staples	1,480,445,910	1,480,445,910	-	-
Energy	235,479,483	235,479,483	-	-
Financials	547,795,451	547,795,451	-	-
Health Care	2,662,396,843	2,662,396,843	-	-
Industrials	552,462,273	552,462,273	-	-
Information Technology	4,049,250,898	4,049,250,898	-	-
Materials	34,943,493	34,943,493	-	-
Real Estate	99,550,527	99,550,527	-	-

U.S. Government and Government Agency Obligations	1,962,452	-	1,962,452	-

Money Market Funds	343,521,743	343,521,743	-	-
Total Investments in Securities:	11,526,174,727	11,524,212,275	1,962,452	-
Derivative Instruments:

Assets
Futures Contracts	1,240,269	1,240,269	-	-
Total Assets	1,240,269	1,240,269	-	-
Total Derivative Instruments:	1,240,269	1,240,269	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,240,269	0
Total Equity Risk	1,240,269	0
Total Value of Derivatives	1,240,269	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $326,561,938) - See accompanying schedule:
Unaffiliated issuers (cost $9,173,509,982)	$11,182,652,984
Fidelity Central Funds (cost $343,521,743)	343,521,743

Total Investment in Securities (cost $9,517,031,725)		$11,526,174,727
Cash		2,560
Receivable for fund shares sold		306,235
Dividends receivable		15,137,694
Distributions receivable from Fidelity Central Funds		102,399
Receivable for daily variation margin on futures contracts		416,887
Prepaid expenses		9,167
Other receivables		2,559
Total assets		11,542,152,228
Liabilities
Payable for fund shares redeemed	$872,417
Accrued management fee	917,841
Other payables and accrued expenses	57,184
Collateral on securities loaned	330,349,950
Total Liabilities		332,197,392
Net Assets		$11,209,954,836
Net Assets consist of:
Paid in capital		$9,152,615,237
Total accumulated earnings (loss)		2,057,339,599
Net Assets		$11,209,954,836
Net Asset Value , offering price and redemption price per share ($11,209,954,836 ÷ 701,959,369 shares)		$15.97
Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$89,742,978
Interest		18,376
Income from Fidelity Central Funds (including $114,655 from security lending)		572,054
Total Income		90,333,408
Expenses
Management fee	$5,505,006
Custodian fees and expenses	37,637
Independent trustees' fees and expenses	20,892
Registration fees	43,353
Audit	27,847
Legal	10,665
Interest	94,850
Miscellaneous	31,293
Total expenses before reductions	5,771,543
Expense reductions	(4,652)
Total expenses after reductions		5,766,891
Net Investment income (loss)		84,566,517
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	100,377,026
Futures contracts	(15,039,269)
Total net realized gain (loss)		85,337,757
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(381,087,051)
Futures contracts	(399,910)
Total change in net unrealized appreciation (depreciation)		(381,486,961)
Net gain (loss)		(296,149,204)
Net increase (decrease) in net assets resulting from operations		$(211,582,687)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,566,517	$140,945,176
Net realized gain (loss)	85,337,757	42,477,229
Change in net unrealized appreciation (depreciation)	(381,486,961)	(902,155,752)
Net increase (decrease) in net assets resulting from operations	(211,582,687)	(718,733,347)
Distributions to shareholders	(151,433,952)	(866,284,891)
Share transactions
Proceeds from sales of shares	860,059,463	3,106,087,211
Reinvestment of distributions	148,959,461	855,254,434
Cost of shares redeemed	(844,998,846)	(1,103,462,543)
Net increase (decrease) in net assets resulting from share transactions	164,020,078	2,857,879,102
Total increase (decrease) in net assets	(198,996,561)	1,272,860,864

Net Assets
Beginning of period	11,408,951,397	10,136,090,533
End of period	$11,209,954,836	$11,408,951,397

Other Information
Shares
Sold	55,576,164	179,579,431
Issued in reinvestment of distributions	9,395,183	47,131,336
Redeemed	(54,984,976)	(61,543,934)
Net increase (decrease)	9,986,371	165,166,833

Financial Highlights
Fidelity® SAI U.S. Quality Index Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.49	$19.24	$15.96	$15.19	$14.23	$12.27
Income from Investment Operations
Net investment income (loss) A,B	.12	.23	.22	.26	.25	.21
Net realized and unrealized gain (loss)	(.42)	(1.36)	4.58	2.45	1.10	2.25
Total from investment operations	(.30)	(1.13)	4.80	2.71	1.35	2.46
Distributions from net investment income	(.22)	(.20)	(.28)	(.24)	(.19)	(.19)
Distributions from net realized gain	-	(1.42)	(1.25)	(1.69)	(.20)	(.31)
Total distributions	(.22)	(1.62)	(1.52) C	(1.94) C	(.39)	(.50)
Net asset value, end of period	$15.97	$16.49	$19.24	$15.96	$15.19	$14.23
Total Return D,E	(1.82)%	(6.55)%	32.64%	20.14%	9.70%	20.71%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10% H	.10%	.10%	.11%	.19%	.20%
Expenses net of fee waivers, if any	.10% H	.10%	.10%	.11%	.15%	.15%
Expenses net of all reductions	.10% H	.10%	.10%	.11%	.15%	.15%
Net investment income (loss)	1.54% H	1.30%	1.30%	1.83%	1.76%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$11,209,955	$11,408,951	$10,136,091	$8,332,335	$8,732,756	$7,247,643
Portfolio turnover rate I	49% H	47%	71%	60%	99%	34%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity SAI U.S. Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, passive foreign investment companies (PFIC), partnerships and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,477,903,958
Gross unrealized depreciation	(523,096,976)
Net unrealized appreciation (depreciation)	$1,954,806,982
Tax cost	$9,572,608,014

The Fund elected to defer to its next fiscal year approximately $20,417,334 of capital losses recognized during the period November 1, 2021 to July 31, 2022.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Quality Index Fund	2,768,465,425	2,689,707,597
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Quality Index Fund	Borrower	$ 31,795,038	3.97%	$91,116

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI U.S. Quality Index Fund	$14,731

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Quality Index Fund	$12,178	$- *	$10,581

* Amount represents less than one dollar.
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Quality Index Fund	$ 37,552,000	3.58%	$3,734
10. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,652.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Quality Index Fund	81%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Quality Index Fund	89%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® SAI U.S. Quality Index Fund	.10%
Actual		$ 1,000	$ 981.80	$ .50
Hypothetical- B		$ 1,000	$ 1,024.70	$ .51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Quality Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity and Geode had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods. No performance peer group information was considered by the Board as Fidelity advised the Board that the peer group, which is created by a third-party provider, includes a number of actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and above the ASPG competitive median for 2021. The Board considered that FMR believes the fee that the fund is charged is reasonable for the overall value of services shareholders receive.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.15% through November 30, 2023.

Fees Charged to Other Clients . The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9868210.107
SV4-SANN-0423
Fidelity® SAI Small-Mid Cap 500 Index Fund

Semi-Annual Report
January 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Quanta Services, Inc.	0.7
Steel Dynamics, Inc.	0.6
LPL Financial	0.6
First Solar, Inc.	0.6
Fair Isaac Corp.	0.5
FactSet Research Systems, Inc.	0.5
Iron Mountain, Inc.	0.5
Avery Dennison Corp.	0.5
Textron, Inc.	0.5
Howmet Aerospace, Inc.	0.4
5.4

Market Sectors (% of Fund's net assets)

Industrials	19.6
Financials	15.1
Information Technology	14.5
Consumer Discretionary	12.9
Health Care	9.5
Real Estate	9.2
Materials	7.0
Energy	3.6
Consumer Staples	3.1
Communication Services	2.6
Utilities	2.6

Asset Allocation (% of Fund's net assets)

Foreign investments - 5.6%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.2%
Frontier Communications Parent, Inc. (a)(b)	95,131	2,816,829
Entertainment - 0.8%
AMC Entertainment Holdings, Inc. Class A (a)(b)	200,744	1,073,980
Liberty Media Corp. Liberty Formula One:
Class A (a)	8,164	519,884
Series C (a)	77,948	5,518,718
Madison Square Garden Sports Corp.	7,363	1,338,888
Playtika Holding Corp. (a)(b)	35,179	369,028
World Wrestling Entertainment, Inc. Class A (b)	16,719	1,414,762
		10,235,260
Interactive Media & Services - 0.2%
IAC, Inc. (a)	29,850	1,686,525
TripAdvisor, Inc. (a)	39,667	924,241
		2,610,766
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	81,260	398,174
Cable One, Inc.	2,240	1,769,331
Interpublic Group of Companies, Inc.	150,735	5,495,798
News Corp.:
Class A	147,549	2,989,343
Class B	45,963	939,484
Nexstar Broadcasting Group, Inc. Class A	14,078	2,882,752
The New York Times Co. Class A	63,079	2,197,672
		16,672,554
TOTAL COMMUNICATION SERVICES		32,335,409
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.9%
BorgWarner, Inc.	90,652	4,286,027
Gentex Corp.	91,259	2,693,053
Lear Corp.	22,853	3,331,510
QuantumScape Corp. Class A (a)(b)	100,128	852,089
		11,162,679
Automobiles - 0.3%
Harley-Davidson, Inc.	52,251	2,405,114
Thor Industries, Inc. (b)	20,051	1,911,462
		4,316,576
Distributors - 0.5%
Pool Corp.	14,779	5,698,930
Diversified Consumer Services - 0.9%
ADT, Inc.	81,177	713,546
Bright Horizons Family Solutions, Inc. (a)(b)	22,336	1,714,958
Grand Canyon Education, Inc. (a)	11,905	1,387,647
H&R Block, Inc.	60,334	2,351,819
Mister Car Wash, Inc. (a)(b)	30,635	314,621
Service Corp. International	58,098	4,307,967
		10,790,558
Hotels, Restaurants & Leisure - 3.0%
ARAMARK Holdings Corp.	90,045	4,009,704
Boyd Gaming Corp.	29,655	1,847,803
Choice Hotels International, Inc.	12,493	1,535,265
Churchill Downs, Inc.	13,856	3,437,674
Hyatt Hotels Corp. Class A (a)	18,387	2,006,389
Marriott Vacations Worldwide Corp.	14,523	2,324,261
Norwegian Cruise Line Holdings Ltd. (a)(b)	162,446	2,470,804
Penn Entertainment, Inc. (a)	60,000	2,127,000
Planet Fitness, Inc. (a)	32,417	2,744,099
Six Flags Entertainment Corp. (a)	28,871	775,186
Travel+Leisure Co.	30,975	1,312,411
Vail Resorts, Inc. (b)	15,624	4,098,800
Wendy's Co.	66,238	1,477,107
Wyndham Hotels & Resorts, Inc.	33,715	2,613,250
Wynn Resorts Ltd. (a)	40,484	4,195,762
		36,975,515
Household Durables - 1.5%
Leggett & Platt, Inc. (b)	51,680	1,889,421
Mohawk Industries, Inc. (a)	20,429	2,452,706
Newell Brands, Inc.	146,633	2,340,263
PulteGroup, Inc.	88,048	5,009,051
Tempur Sealy International, Inc.	65,269	2,659,712
Toll Brothers, Inc.	41,240	2,453,368
TopBuild Corp. (a)	12,388	2,478,343
		19,282,864
Internet & Direct Marketing Retail - 0.3%
Lyft, Inc. (a)	123,391	2,005,104
Wayfair LLC Class A (a)(b)	30,632	1,853,236
		3,858,340
Leisure Products - 0.8%
Brunswick Corp.	28,061	2,366,384
Mattel, Inc. (a)	136,538	2,793,567
Peloton Interactive, Inc. Class A (a)(b)	119,706	1,547,799
Polaris, Inc.	21,378	2,455,050
YETI Holdings, Inc. (a)	33,499	1,499,415
		10,662,215
Multiline Retail - 0.5%
Kohl's Corp.	45,083	1,459,337
Macy's, Inc.	104,673	2,473,423
Nordstrom, Inc. (b)	43,454	849,091
Ollie's Bargain Outlet Holdings, Inc. (a)	24,238	1,327,273
		6,109,124
Specialty Retail - 2.3%
AutoNation, Inc. (a)(b)	13,094	1,659,272
Carvana Co. Class A (a)(b)	40,513	412,017
Dick's Sporting Goods, Inc.	20,649	2,700,063
Five Below, Inc. (a)	21,199	4,178,959
Floor & Decor Holdings, Inc. Class A (a)	40,092	3,639,151
GameStop Corp. Class A (b)	104,273	2,280,451
Gap, Inc. (b)	75,554	1,025,268
Leslie's, Inc. (a)(b)	61,523	952,991
Lithia Motors, Inc. Class A (sub. vtg.) (b)	10,531	2,771,759
Penske Automotive Group, Inc.	10,017	1,280,373
Petco Health & Wellness Co., Inc. (a)(b)	31,255	365,371
RH (a)	7,383	2,303,422
Victoria's Secret & Co. (a)	31,507	1,328,020
Williams-Sonoma, Inc.	25,736	3,472,816
		28,369,933
Textiles, Apparel & Luxury Goods - 1.9%
Capri Holdings Ltd. (a)	48,775	3,243,050
Carter's, Inc.	14,488	1,207,865
Columbia Sportswear Co.	13,988	1,341,449
Deckers Outdoor Corp. (a)	10,229	4,372,693
Hanesbrands, Inc. (b)	135,368	1,142,506
PVH Corp.	25,198	2,265,300
Ralph Lauren Corp.	15,746	1,950,142
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	51,962	2,501,970
Tapestry, Inc.	94,052	4,285,950
Under Armour, Inc.:
Class A (sub. vtg.) (a)	73,184	906,750
Class C (non-vtg.) (a)	76,645	835,431
		24,053,106
TOTAL CONSUMER DISCRETIONARY		161,279,840
CONSUMER STAPLES - 3.1%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(b)	3,668	1,425,421
Food & Staples Retailing - 1.3%
Albertsons Companies, Inc.	65,369	1,385,823
BJ's Wholesale Club Holdings, Inc. (a)	52,046	3,771,774
Casey's General Stores, Inc.	14,397	3,396,396
Grocery Outlet Holding Corp. (a)(b)	34,262	1,041,222
Performance Food Group Co. (a)	59,069	3,622,111
U.S. Foods Holding Corp. (a)	78,386	2,988,858
		16,206,184
Food Products - 1.5%
Darling Ingredients, Inc. (a)	62,149	4,119,857
Flowers Foods, Inc.	72,798	2,015,777
Freshpet, Inc. (a)	17,655	1,118,091
Ingredion, Inc.	25,458	2,617,082
Lamb Weston Holdings, Inc.	55,988	5,592,641
Pilgrim's Pride Corp. (a)	18,079	438,958
Post Holdings, Inc. (a)	21,245	2,017,213
Seaboard Corp.	98	384,209
		18,303,828
Household Products - 0.1%
Reynolds Consumer Products, Inc.	21,092	627,909
Spectrum Brands Holdings, Inc.	15,477	1,050,579
		1,678,488
Personal Products - 0.1%
Coty, Inc. Class A (a)	136,486	1,359,401
Olaplex Holdings, Inc. (a)	48,274	304,609
		1,664,010
TOTAL CONSUMER STAPLES		39,277,931
ENERGY - 3.6%
Energy Equipment & Services - 0.3%
NOV, Inc.	152,027	3,715,540
Oil, Gas & Consumable Fuels - 3.3%
Antero Midstream GP LP	130,596	1,423,496
Antero Resources Corp. (a)	110,154	3,176,841
APA Corp.	124,450	5,516,869
Chesapeake Energy Corp.	47,042	4,079,482
DT Midstream, Inc.	37,641	2,057,457
Enviva, Inc.	11,888	540,666
EQT Corp.	143,157	4,676,939
HF Sinclair Corp.	52,397	2,981,389
New Fortress Energy, Inc.	21,400	830,106
Ovintiv, Inc.	96,687	4,759,901
PDC Energy, Inc.	34,110	2,310,270
Range Resources Corp.	91,469	2,288,554
Southwestern Energy Co. (a)	427,396	2,359,226
Texas Pacific Land Corp.	2,224	4,438,770
Vitesse Energy, Inc. (a)	9,157	146,146
		41,586,112
TOTAL ENERGY		45,301,652
FINANCIALS - 15.1%
Banks - 4.5%
Bank of Hawaii Corp. (b)	15,359	1,174,810
Bank OZK	43,429	1,983,402
BOK Financial Corp.	11,273	1,132,937
Comerica, Inc.	50,740	3,719,749
Commerce Bancshares, Inc.	44,158	2,939,156
Cullen/Frost Bankers, Inc.	22,655	2,951,493
East West Bancorp, Inc.	54,931	4,313,182
First Citizens Bancshares, Inc.	4,266	3,317,583
First Hawaiian, Inc.	49,610	1,361,298
First Horizon National Corp.	205,549	5,083,227
FNB Corp., Pennsylvania	135,538	1,934,127
PacWest Bancorp	45,138	1,248,517
Pinnacle Financial Partners, Inc.	29,109	2,291,752
Popular, Inc.	27,667	1,899,063
Prosperity Bancshares, Inc.	34,008	2,579,847
Signature Bank	24,067	3,103,440
Synovus Financial Corp.	55,919	2,345,802
Umpqua Holdings Corp.	83,917	1,527,289
Webster Financial Corp.	67,127	3,534,237
Western Alliance Bancorp.	41,067	3,095,220
Wintrust Financial Corp.	23,270	2,128,507
Zions Bancorp NA	57,183	3,039,848
		56,704,486
Capital Markets - 4.0%
Affiliated Managers Group, Inc.	14,519	2,508,012
Carlyle Group LP	80,416	2,892,564
Cboe Global Markets, Inc.	41,126	5,053,563
Evercore, Inc. Class A	14,161	1,838,239
FactSet Research Systems, Inc.	14,743	6,235,404
Invesco Ltd.	145,040	2,684,690
Janus Henderson Group PLC	52,826	1,369,250
Jefferies Financial Group, Inc.	77,808	3,056,298
Lazard Ltd. Class A	32,152	1,288,652
LPL Financial	30,924	7,332,699
MarketAxess Holdings, Inc.	14,428	5,249,628
Morningstar, Inc.	9,658	2,345,735
Robinhood Markets, Inc. (a)(b)	218,294	2,272,441
SEI Investments Co.	39,942	2,493,579
Stifel Financial Corp.	40,127	2,704,961
Virtu Financial, Inc. Class A	36,643	707,576
		50,033,291
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)(b)	2,605	1,205,177
OneMain Holdings, Inc.	44,582	1,923,267
SLM Corp.	97,133	1,706,627
SoFi Technologies, Inc. (a)(b)	312,927	2,168,584
Upstart Holdings, Inc. (a)(b)	27,390	511,645
		7,515,300
Diversified Financial Services - 0.3%
Corebridge Financial, Inc.	31,141	677,628
Voya Financial, Inc. (b)	37,804	2,637,585
		3,315,213
Insurance - 4.4%
American Financial Group, Inc.	26,135	3,726,590
Assurant, Inc.	20,667	2,740,238
Assured Guaranty Ltd.	22,370	1,400,362
Axis Capital Holdings Ltd.	30,221	1,890,928
Brighthouse Financial, Inc. (a)	26,652	1,499,708
Brown & Brown, Inc.	91,833	5,377,740
Erie Indemnity Co. Class A	9,738	2,379,480
Everest Re Group Ltd.	15,116	5,285,914
First American Financial Corp.	39,184	2,424,314
Globe Life, Inc.	34,736	4,197,846
Hanover Insurance Group, Inc.	13,748	1,850,206
Kemper Corp.	24,670	1,448,869
Lincoln National Corp.	65,904	2,334,979
Old Republic International Corp.	108,445	2,861,864
Primerica, Inc.	14,240	2,303,320
Reinsurance Group of America, Inc.	25,954	3,939,039
RenaissanceRe Holdings Ltd.	16,722	3,272,328
Ryan Specialty Group Holdings, Inc. (a)(b)	31,944	1,361,453
Unum Group	76,964	3,234,797
White Mountains Insurance Group Ltd.	970	1,482,121
		55,012,096
Mortgage Real Estate Investment Trusts - 0.9%
AGNC Investment Corp.	221,598	2,570,537
Annaly Capital Management, Inc.	181,553	4,261,049
Rithm Capital Corp.	168,150	1,582,292
Starwood Property Trust, Inc. (b)	113,445	2,369,866
		10,783,744
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp.	114,712	1,619,733
New York Community Bancorp, Inc.	259,982	2,597,220
TFS Financial Corp. (b)	19,452	277,191
UWM Holdings Corp. Class A (b)	36,009	164,921
		4,659,065
TOTAL FINANCIALS		188,023,195
HEALTH CARE - 9.5%
Biotechnology - 2.4%
Exact Sciences Corp. (a)(b)	67,905	4,584,946
Exelixis, Inc. (a)	122,731	2,162,520
Ionis Pharmaceuticals, Inc. (a)	54,858	2,187,188
Mirati Therapeutics, Inc. (a)(b)	17,333	925,756
Natera, Inc. (a)	37,936	1,628,592
Neurocrine Biosciences, Inc. (a)	36,813	4,083,666
Novavax, Inc. (a)(b)	30,313	330,715
Repligen Corp. (a)	21,481	3,980,429
Sarepta Therapeutics, Inc. (a)(b)	32,685	4,084,644
Ultragenyx Pharmaceutical, Inc. (a)	25,936	1,175,679
United Therapeutics Corp. (a)	17,325	4,559,420
		29,703,555
Health Care Equipment & Supplies - 2.0%
Dentsply Sirona, Inc.	83,230	3,065,361
Enovis Corp. (a)	19,664	1,237,849
Envista Holdings Corp. (a)	63,215	2,464,753
Globus Medical, Inc. (a)	29,663	2,239,557
ICU Medical, Inc. (a)(b)	7,833	1,513,571
Integra LifeSciences Holdings Corp. (a)	28,129	1,611,792
Masimo Corp. (a)	18,427	3,134,064
Novocure Ltd. (a)(b)	40,131	3,659,145
Penumbra, Inc. (a)	13,852	3,468,679
QuidelOrtho Corp. (a)	18,935	1,621,025
Tandem Diabetes Care, Inc. (a)	24,783	1,009,659
		25,025,455
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)	34,588	2,906,084
agilon health, Inc. (a)(b)	73,434	1,597,924
Amedisys, Inc. (a)	12,419	1,200,421
Chemed Corp.	5,674	2,866,164
DaVita HealthCare Partners, Inc. (a)	21,604	1,779,954
Encompass Health Corp.	38,037	2,375,411
Enhabit Home Health & Hospice (a)	19,018	292,116
Guardant Health, Inc. (a)(b)	37,852	1,189,688
Henry Schein, Inc. (a)	52,516	4,524,253
Oak Street Health, Inc. (a)(b)	45,246	1,314,849
Premier, Inc.	45,725	1,525,386
Signify Health, Inc. (a)	31,441	894,811
Tenet Healthcare Corp. (a)	41,286	2,264,537
Universal Health Services, Inc. Class B	24,099	3,571,713
		28,303,311
Health Care Technology - 0.3%
Certara, Inc. (a)	45,142	875,755
Definitive Healthcare Corp. (a)(b)	13,295	164,592
Doximity, Inc. (a)	43,416	1,531,282
Teladoc Health, Inc. (a)(b)	62,374	1,833,796
		4,405,425
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (a)	35,744	1,673,892
Azenta, Inc. (a)	28,765	1,607,964
Bio-Techne Corp.	60,436	4,814,332
Bruker Corp.	41,644	2,920,077
Charles River Laboratories International, Inc. (a)	19,586	4,764,295
Maravai LifeSciences Holdings, Inc. (a)	42,651	625,264
QIAGEN NV (a)	88,110	4,317,390
Sotera Health Co. (a)	38,387	661,792
Syneos Health, Inc. (a)	39,800	1,429,616
		22,814,622
Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (a)	23,913	3,746,211
Organon & Co.	98,704	2,973,952
Perrigo Co. PLC	52,162	1,951,902
		8,672,065
TOTAL HEALTH CARE		118,924,433
INDUSTRIALS - 19.6%
Aerospace & Defense - 2.5%
Axon Enterprise, Inc. (a)	26,238	5,127,955
BWX Technologies, Inc.	35,462	2,158,217
Curtiss-Wright Corp.	14,873	2,465,943
Hexcel Corp.	32,547	2,297,167
Howmet Aerospace, Inc.	144,163	5,865,992
Huntington Ingalls Industries, Inc.	15,287	3,371,395
Mercury Systems, Inc. (a)	19,107	955,063
Spirit AeroSystems Holdings, Inc. Class A	40,532	1,465,232
Textron, Inc.	81,004	5,901,141
Woodward, Inc.	22,861	2,337,766
		31,945,871
Air Freight & Logistics - 0.2%
GXO Logistics, Inc. (a)(b)	41,027	2,146,943
Airlines - 0.7%
Alaska Air Group, Inc. (a)	48,050	2,466,887
American Airlines Group, Inc. (a)	250,882	4,049,235
Copa Holdings SA Class A (a)(b)	11,142	1,025,955
JetBlue Airways Corp. (a)	124,577	996,616
		8,538,693
Building Products - 2.8%
A.O. Smith Corp.	48,594	3,289,814
Advanced Drain Systems, Inc.	24,885	2,509,403
Allegion PLC	34,038	4,001,167
Armstrong World Industries, Inc.	17,594	1,361,952
Builders FirstSource, Inc. (a)	56,488	4,502,094
Carlisle Companies, Inc.	19,975	5,010,929
Fortune Brands Home & Security, Inc.	50,144	3,234,789
Hayward Holdings, Inc. (a)(b)	26,157	352,858
Lennox International, Inc.	12,409	3,234,034
MasterBrand, Inc. (a)	50,144	461,325
Owens Corning	36,232	3,501,823
The AZEK Co., Inc. (a)(b)	43,205	1,042,537
Trex Co., Inc. (a)	42,788	2,255,783
		34,758,508
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc. (a)	19,798	2,579,679
Driven Brands Holdings, Inc. (a)	24,157	705,143
IAA, Inc. (a)	51,986	2,169,376
MSA Safety, Inc.	14,338	1,955,560
Stericycle, Inc. (a)	35,600	1,915,636
Tetra Tech, Inc.	20,424	3,176,340
		12,501,734
Construction & Engineering - 1.9%
AECOM	51,150	4,463,861
MasTec, Inc. (a)	23,676	2,325,693
MDU Resources Group, Inc.	78,456	2,425,075
Quanta Services, Inc.	55,279	8,412,910
Valmont Industries, Inc.	8,160	2,690,597
Willscot Mobile Mini Holdings (a)	79,000	3,828,340
		24,146,476
Electrical Equipment - 2.0%
Acuity Brands, Inc.	12,451	2,347,263
ChargePoint Holdings, Inc. Class A (a)(b)	98,306	1,193,435
Hubbell, Inc. Class B	20,800	4,761,328
nVent Electric PLC	64,163	2,550,479
Plug Power, Inc. (a)(b)	201,749	3,433,768
Regal Rexnord Corp.	25,698	3,577,162
Sensata Technologies, Inc. PLC	58,731	2,986,471
Sunrun, Inc. (a)	80,898	2,125,999
Vertiv Holdings Co.	117,909	1,676,666
		24,652,571
Machinery - 4.1%
AGCO Corp.	24,109	3,330,176
Allison Transmission Holdings, Inc.	35,777	1,612,827
Crane Holdings Co.	18,270	2,117,676
Donaldson Co., Inc.	47,908	2,987,064
ESAB Corp.	19,687	1,138,105
Flowserve Corp.	50,573	1,740,723
Gates Industrial Corp. PLC (a)	41,910	553,631
Graco, Inc.	65,194	4,454,054
ITT, Inc.	32,425	2,969,806
Lincoln Electric Holdings, Inc.	21,760	3,631,091
Middleby Corp. (a)	20,768	3,228,386
Nordson Corp.	22,217	5,405,396
Oshkosh Corp.	25,504	2,570,293
Pentair PLC	63,910	3,539,336
Snap-On, Inc.	20,425	5,080,310
Timken Co.	23,753	1,956,060
Toro Co.	40,533	4,520,240
		50,835,174
Marine - 0.1%
Kirby Corp. (a)	23,185	1,641,034
Professional Services - 1.8%
Booz Allen Hamilton Holding Corp. Class A	50,993	4,825,978
CACI International, Inc. Class A (a)	8,998	2,772,194
Clarivate Analytics PLC (a)	183,351	2,038,863
Dun & Bradstreet Holdings, Inc.	97,653	1,430,616
FTI Consulting, Inc. (a)(b)	13,090	2,088,117
KBR, Inc.	52,932	2,711,706
Manpower, Inc.	19,517	1,701,102
Robert Half International, Inc.	41,052	3,446,726
Science Applications International Corp.	21,351	2,215,807
		23,231,109
Road & Rail - 1.3%
Avis Budget Group, Inc. (a)	9,919	1,984,197
Hertz Global Holdings, Inc. (a)	73,330	1,321,407
Knight-Swift Transportation Holdings, Inc. Class A	60,596	3,581,224
Landstar System, Inc.	13,854	2,394,387
RXO, Inc. (a)	39,758	728,367
Ryder System, Inc.	18,868	1,781,328
Schneider National, Inc. Class B	20,978	555,917
U-Haul Holding Co. (b)	3,494	234,203
U-Haul Holding Co. (non-vtg.)	31,453	1,943,481
XPO, Inc. (a)(b)	39,758	1,584,754
		16,109,265
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	40,350	1,814,540
Core & Main, Inc. (a)(b)	27,681	610,920
MSC Industrial Direct Co., Inc. Class A	17,946	1,484,134
SiteOne Landscape Supply, Inc. (a)(b)	17,281	2,618,244
Univar Solutions, Inc. (a)	62,450	2,153,276
Watsco, Inc. (b)	12,796	3,677,187
WESCO International, Inc. (a)	17,304	2,578,469
		14,936,770
TOTAL INDUSTRIALS		245,444,148
INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 1.0%
Ciena Corp. (a)	57,231	2,977,157
F5, Inc. (a)	23,127	3,414,933
Juniper Networks, Inc.	124,135	4,009,561
Lumentum Holdings, Inc. (a)	26,455	1,592,062
ViaSat, Inc. (a)(b)	27,906	961,362
		12,955,075
Electronic Equipment & Components - 1.9%
Arrow Electronics, Inc. (a)	23,794	2,795,557
Avnet, Inc.	35,322	1,620,573
Cognex Corp.	67,493	3,694,567
Coherent Corp. (a)	46,086	2,000,132
IPG Photonics Corp. (a)	12,664	1,419,634
Jabil, Inc.	51,053	4,014,297
Littelfuse, Inc.	9,389	2,410,062
National Instruments Corp.	50,792	2,742,768
TD SYNNEX Corp.	18,135	1,852,490
Vontier Corp.	61,317	1,412,131
		23,962,211
IT Services - 2.9%
Affirm Holdings, Inc. (a)(b)	84,500	1,368,055
Amdocs Ltd.	46,921	4,313,448
Concentrix Corp.	16,511	2,341,425
DXC Technology Co. (a)	89,349	2,566,997
Euronet Worldwide, Inc. (a)	18,341	2,066,664
Genpact Ltd.	70,122	3,315,368
Globant SA (a)	15,812	2,564,390
Jack Henry & Associates, Inc.	28,193	5,077,277
Kyndryl Holdings, Inc. (a)	79,380	1,062,898
Shift4 Payments, Inc. (a)	19,603	1,255,376
The Western Union Co.	149,455	2,117,777
Thoughtworks Holding, Inc. (a)	33,067	357,124
Toast, Inc. (a)(b)	99,030	2,209,359
WEX, Inc. (a)	16,904	3,126,733
Wix.com Ltd. (a)	21,412	1,862,416
		35,605,307
Semiconductors & Semiconductor Equipment - 2.2%
Allegro MicroSystems LLC (a)	25,744	982,648
Cirrus Logic, Inc. (a)	21,282	1,923,680
Entegris, Inc.	57,650	4,652,932
First Solar, Inc. (a)	41,266	7,328,842
Lattice Semiconductor Corp. (a)	52,710	3,994,891
MKS Instruments, Inc.	22,255	2,277,132
Universal Display Corp.	16,872	2,236,046
Wolfspeed, Inc. (a)(b)	47,830	3,683,388
		27,079,559
Software - 6.2%
Alteryx, Inc. Class A (a)	23,321	1,294,082
AppLovin Corp. (a)(b)	85,002	1,079,525
Aspen Technology, Inc. (a)(b)	10,471	2,081,111
Bentley Systems, Inc. Class B	65,487	2,557,267
Bill.Com Holdings, Inc. (a)	38,413	4,441,311
Black Knight, Inc. (a)	60,031	3,637,278
CCC Intelligent Solutions Holdings, Inc. Class A (a)	66,372	613,941
Ceridian HCM Holding, Inc. (a)	53,156	3,842,116
Confluent, Inc. (a)	48,242	1,114,390
Coupa Software, Inc. (a)	29,224	2,335,582
Dolby Laboratories, Inc. Class A	23,701	1,885,652
DoubleVerify Holdings, Inc. (a)	28,480	774,371
Dropbox, Inc. Class A (a)	104,197	2,420,496
Dynatrace, Inc. (a)	77,257	2,968,987
Elastic NV (a)	30,056	1,768,495
Fair Isaac Corp. (a)	9,432	6,281,240
Five9, Inc. (a)	27,193	2,142,265
Gen Digital, Inc.	217,283	4,999,682
Guidewire Software, Inc. (a)	31,833	2,331,449
Informatica, Inc. (a)(b)	14,297	254,487
Jamf Holding Corp. (a)	25,697	510,599
Manhattan Associates, Inc. (a)	24,100	3,141,676
nCino, Inc. (a)(b)	27,047	773,544
NCR Corp. (a)	49,373	1,353,808
New Relic, Inc. (a)	20,695	1,263,430
Nutanix, Inc. Class A (a)	89,201	2,486,032
Paycor HCM, Inc. (a)(b)	21,269	534,065
Paylocity Holding Corp. (a)	15,421	3,212,040
Pegasystems, Inc.	16,056	624,257
Procore Technologies, Inc. (a)(b)	27,619	1,545,283
PTC, Inc. (a)	40,914	5,518,480
RingCentral, Inc. (a)	33,094	1,291,659
SentinelOne, Inc. (a)	74,170	1,119,225
Smartsheet, Inc. (a)	49,383	2,133,839
Teradata Corp. (a)	39,747	1,386,375
UiPath, Inc. Class A (a)(b)	146,418	2,248,980
		77,967,019
Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage, Inc. Class A (a)	109,281	3,162,592
TOTAL INFORMATION TECHNOLOGY		180,731,763
MATERIALS - 7.0%
Chemicals - 1.9%
Ashland, Inc.	19,673	2,149,669
Axalta Coating Systems Ltd. (a)	85,760	2,581,376
Element Solutions, Inc.	87,566	1,793,352
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	339,181	661,403
Huntsman Corp.	70,808	2,243,906
NewMarket Corp.	2,264	779,971
Olin Corp.	49,023	3,166,396
RPM International, Inc.	49,573	4,457,108
The Chemours Co. LLC	58,199	2,117,862
The Scotts Miracle-Gro Co. Class A (b)	15,676	1,131,650
Valvoline, Inc.	68,677	2,517,699
		23,600,392
Construction Materials - 0.2%
Eagle Materials, Inc.	14,195	2,073,606
Containers & Packaging - 2.5%
Aptargroup, Inc.	25,433	2,941,072
Ardagh Group SA (a)	5,444	58,414
Ardagh Metal Packaging SA (b)	57,921	325,516
Avery Dennison Corp.	31,629	5,991,798
Berry Global Group, Inc.	48,636	3,002,300
Crown Holdings, Inc.	44,708	3,941,457
Graphic Packaging Holding Co.	118,789	2,861,627
Packaging Corp. of America	35,448	5,058,430
Sealed Air Corp.	56,616	3,100,292
Silgan Holdings, Inc.	32,661	1,760,101
Sonoco Products Co.	37,795	2,309,652
		31,350,659
Metals & Mining - 2.3%
Alcoa Corp.	68,668	3,587,216
Cleveland-Cliffs, Inc. (a)	198,490	4,237,762
MP Materials Corp. (a)(b)	35,241	1,145,685
Reliance Steel & Aluminum Co.	22,683	5,159,248
Royal Gold, Inc. (b)	25,454	3,233,422
SSR Mining, Inc. (b)	80,012	1,355,403
Steel Dynamics, Inc.	64,671	7,801,909
United States Steel Corp.	90,161	2,568,687
		29,089,332
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	27,605	1,879,624
TOTAL MATERIALS		87,993,613
REAL ESTATE - 9.2%
Equity Real Estate Investment Trusts (REITs) - 8.5%
American Homes 4 Rent Class A	119,559	4,099,678
Americold Realty Trust	104,401	3,279,235
Apartment Income (REIT) Corp.	58,148	2,224,742
Brixmor Property Group, Inc.	115,852	2,725,998
Camden Property Trust (SBI)	40,269	4,961,543
Cousins Properties, Inc.	58,660	1,608,457
CubeSmart	86,823	3,975,625
Douglas Emmett, Inc.	65,648	1,099,604
EastGroup Properties, Inc.	15,977	2,688,130
EPR Properties	28,755	1,221,512
Equity Lifestyle Properties, Inc.	68,988	4,951,959
Federal Realty Investment Trust (SBI)	31,176	3,477,059
First Industrial Realty Trust, Inc.	51,167	2,729,759
Gaming & Leisure Properties	94,841	5,079,684
Healthcare Trust of America, Inc.	147,270	3,170,723
Highwoods Properties, Inc. (SBI)	40,349	1,225,399
Host Hotels & Resorts, Inc.	274,991	5,183,580
Hudson Pacific Properties, Inc.	53,435	608,625
Iron Mountain, Inc.	112,135	6,120,328
JBG SMITH Properties	41,496	835,729
Kilroy Realty Corp.	45,141	1,852,587
Kimco Realty Corp.	234,620	5,269,565
Lamar Advertising Co. Class A	33,585	3,578,146
Life Storage, Inc.	32,676	3,530,315
Medical Properties Trust, Inc. (b)	230,683	2,987,345
National Retail Properties, Inc.	69,238	3,278,419
National Storage Affiliates Trust	32,974	1,345,339
Omega Healthcare Investors, Inc.	91,282	2,687,342
Park Hotels & Resorts, Inc.	86,572	1,273,474
Rayonier, Inc.	56,592	2,059,383
Regency Centers Corp.	66,562	4,435,026
Rexford Industrial Realty, Inc.	71,340	4,527,950
SL Green Realty Corp.	24,862	1,023,071
Spirit Realty Capital, Inc.	54,051	2,371,758
Store Capital Corp.	98,682	3,178,547
Vornado Realty Trust	68,532	1,671,495
		106,337,131
Real Estate Management & Development - 0.7%
Howard Hughes Corp. (a)	14,226	1,216,181
Jones Lang LaSalle, Inc. (a)	18,541	3,427,675
Opendoor Technologies, Inc. (a)(b)	181,534	397,559
WeWork, Inc. (a)(b)	82,972	131,925
Zillow Group, Inc.:
Class A (a)	21,886	940,223
Class C (a)(b)	61,312	2,710,604
		8,824,167
TOTAL REAL ESTATE		115,161,298
UTILITIES - 2.6%
Electric Utilities - 1.1%
Hawaiian Electric Industries, Inc.	42,252	1,785,992
IDACORP, Inc.	19,547	2,068,268
NRG Energy, Inc.	88,995	3,045,409
OGE Energy Corp.	77,564	3,049,816
Pinnacle West Capital Corp.	43,850	3,269,018
		13,218,503
Gas Utilities - 0.4%
National Fuel Gas Co.	34,044	1,976,595
UGI Corp.	81,318	3,238,896
		5,215,491
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp. (b)	49,597	1,563,297
Vistra Corp.	152,605	3,519,071
		5,082,368
Multi-Utilities - 0.4%
NiSource, Inc.	157,735	4,377,146
Water Utilities - 0.3%
Essential Utilities, Inc.	89,888	4,200,466
TOTAL UTILITIES		32,093,974
TOTAL COMMON STOCKS (Cost $1,083,970,424)		1,246,567,256

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $98,124)	100,000	98,123

Money Market Funds - 6.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e)	2,524,085	2,524,590
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f)	76,934,720	76,942,413
TOTAL MONEY MARKET FUNDS (Cost $79,467,003)		79,467,003

TOTAL INVESTMENT IN SECURITIES - 106.1% (Cost $1,163,535,551)	1,326,132,382
NET OTHER ASSETS (LIABILITIES) - (6.1)%	(76,370,205)
NET ASSETS - 100.0%	1,249,762,177

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	12	Mar 2023	3,195,480	240,333	240,333

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $98,123.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	413,829	165,277,435	163,166,674	78,666	-	-	2,524,590	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	12,727,695	112,961,414	48,746,696	217,699	-	-	76,942,413	0.3%
Total	13,141,524	278,238,849	211,913,370	296,365	-	-	79,467,003

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	32,335,409	32,335,409	-	-
Consumer Discretionary	161,279,840	161,279,840	-	-
Consumer Staples	39,277,931	39,277,931	-	-
Energy	45,301,652	45,301,652	-	-
Financials	188,023,195	188,023,195	-	-
Health Care	118,924,433	118,924,433	-	-
Industrials	245,444,148	245,444,148	-	-
Information Technology	180,731,763	180,731,763	-	-
Materials	87,993,613	87,993,613	-	-
Real Estate	115,161,298	115,161,298	-	-
Utilities	32,093,974	32,093,974	-	-

U.S. Government and Government Agency Obligations	98,123	-	98,123	-

Money Market Funds	79,467,003	79,467,003	-	-
Total Investments in Securities:	1,326,132,382	1,326,034,259	98,123	-
Derivative Instruments:

Assets
Futures Contracts	240,333	240,333	-	-
Total Assets	240,333	240,333	-	-
Total Derivative Instruments:	240,333	240,333	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	240,333	0
Total Equity Risk	240,333	0
Total Value of Derivatives	240,333	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $77,376,761) - See accompanying schedule:
Unaffiliated issuers (cost $1,084,068,548)	$1,246,665,379
Fidelity Central Funds (cost $79,467,003)	79,467,003

Total Investment in Securities (cost $1,163,535,551)		$1,326,132,382
Segregated cash with brokers for derivative instruments		56,379
Cash		56,239
Receivable for fund shares sold		150,420
Dividends receivable		430,609
Distributions receivable from Fidelity Central Funds		130,837
Receivable for daily variation margin on futures contracts		68,131
Prepaid expenses		212
Receivable from investment adviser for expense reductions		93,728
Total assets		1,327,118,937
Liabilities
Payable for investments purchased	$214,918
Payable for fund shares redeemed	3,756
Accrued management fee	106,790
Other payables and accrued expenses	98,212
Collateral on securities loaned	76,933,084
Total Liabilities		77,356,760
Net Assets		$1,249,762,177
Net Assets consist of:
Paid in capital		$1,103,389,356
Total accumulated earnings (loss)		146,372,821
Net Assets		$1,249,762,177
Net Asset Value , offering price and redemption price per share ($1,249,762,177 ÷ 212,927,439 shares)		$5.87

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$5,200,305
Interest		1,311
Income from Fidelity Central Funds (including $217,699 from security lending)		296,365
Total Income		5,497,981
Expenses
Management fee	$347,106
Custodian fees and expenses	76,824
Independent trustees' fees and expenses	807
Registration fees	7,064
Audit	28,188
Legal	2,095
Interest	24,299
Miscellaneous	1,570
Total expenses before reductions	487,953
Expense reductions	(308,989)
Total expenses after reductions		178,964
Net Investment income (loss)		5,319,017
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,794,488)
Foreign currency transactions	111
Futures contracts	(10,625)
Total net realized gain (loss)		(6,805,002)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	85,152,444
Assets and liabilities in foreign currencies	(107)
Futures contracts	205,419
Total change in net unrealized appreciation (depreciation)		85,357,756
Net gain (loss)		78,552,754
Net increase (decrease) in net assets resulting from operations		$83,871,771
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,319,017	$9,379,452
Net realized gain (loss)	(6,805,002)	291,515,558
Change in net unrealized appreciation (depreciation)	85,357,756	(300,936,029)
Net increase (decrease) in net assets resulting from operations	83,871,771	(41,019)
Distributions to shareholders	(110,768,589)	(379,158,551)
Share transactions
Proceeds from sales of shares	1,155,562,493	681,080,180
Reinvestment of distributions	110,367,799	377,431,403
Cost of shares redeemed	(235,766,873)	(1,520,231,280)
Net increase (decrease) in net assets resulting from share transactions	1,030,163,419	(461,719,697)
Total increase (decrease) in net assets	1,003,266,601	(840,919,267)

Net Assets
Beginning of period	246,495,576	1,087,414,843
End of period	$1,249,762,177	$246,495,576

Other Information
Shares
Sold	211,398,721	62,603,625
Issued in reinvestment of distributions	19,549,412	34,100,959
Redeemed	(43,060,681)	(137,731,803)
Net increase (decrease)	187,887,452	(41,027,219)

Financial Highlights
Fidelity® SAI Small-Mid Cap 500 Index Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.84	$16.46	$12.19	$12.80	$12.95	$11.37
Income from Investment Operations
Net investment income (loss) A,B	.05	.16	.20	.20	.19	.17
Net realized and unrealized gain (loss)	.23	(1.07)	5.09	(.20) C	.46	1.62
Total from investment operations	.28	(.91)	5.29	-	.65	1.79
Distributions from net investment income	(.11)	(.22)	(.17)	(.22)	(.18)	(.13)
Distributions from net realized gain	(4.15)	(5.48)	(.85)	(.39)	(.63)	(.08)
Total distributions	(4.25) D	(5.71) D	(1.02)	(.61)	(.80) D	(.21)
Net asset value, end of period	$5.87	$9.84	$16.46	$12.19	$12.80	$12.95
Total Return E,F	4.75%	(8.94)%	46.99%	(.03)% C	5.26%	15.91%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.16% I	.14%	.13%	.13%	.22%	.23%
Expenses net of fee waivers, if any	.06% I	.05%	.05%	.05%	.08%	.13%
Expenses net of all reductions	.06% I	.05%	.05%	.05%	.08%	.13%
Net investment income (loss)	1.71% I	1.35%	1.37%	1.66%	1.53%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$1,249,762	$246,496	$1,087,415	$1,921,810	$1,862,285	$2,281,452
Portfolio turnover rate J	69% I	93%	69%	79%	41%	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.02 per share. Excluding this reimbursement, the total return would have been (.16)%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity SAI Small-Mid Cap 500 Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, partnerships and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$182,143,499
Gross unrealized depreciation	(37,776,863)
Net unrealized appreciation (depreciation)	$144,366,636
Tax cost	$1,182,006,079

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Small-Mid Cap 500 Index Fund	1,155,534,009	223,763,818

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .11% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Small-Mid Cap 500 Index Fund	Borrower	$19,701,000	3.97%	$10,872

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Small-Mid Cap 500 Index Fund	$617

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Small-Mid Cap 500 Index Fund	$23,806	$6,150	$549,230

9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Small-Mid Cap 500 Index Fund	$42,700,500	2.83%	$13,427

10. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded   .05% of average net assets. This reimbursement will remain in place through November 30, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $308,698.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $222 and $69, respectively.

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers Small-Mid Cap Fund
Fidelity SAI Small-Mid Cap 500 Index Fund	63%	37%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® SAI Small-Mid Cap 500 Index Fund	.06%
Actual		$ 1,000	$ 1,047.50	$ .31
Hypothetical- B		$ 1,000	$ 1,024.90	$ .31

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Small-Mid Cap 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity and Geode had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods. No performance peer group information was considered by the Board as Fidelity advised the Board that the peer group, which is created by a third-party provider, includes a number of actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2021.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.05% through November 30, 2023.

Fees Charged to Other Clients . The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9868214.107
SV3-SANN-0423

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 23, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 23, 2023